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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-05426
AIM Investment Funds (Invesco Investment Funds)

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 10/31
Date of reporting period: 01/31/11

Item 1. Schedule of Investments.

Invesco Balanced-Risk Allocation Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2011

invesco.com/us	IBRA-QTR-1 01/11	Invesco Advisers, Inc.

Consolidated Schedule of Investments
January 31, 2011
(Unaudited)

	Principal
	Amount	Value

U.S. Treasury Bills—38.13%

0.17%, 02/24/11(a) (Cost $359,961,846)	$360,000,000	$359,961,846

Shares

Exchange Traded Fund —7.87%

PowerShares DB Gold Fund(b) (Cost $66,284,522)	1,586,500	74,343,390

	Shares	Value
Money Market Funds—48.47%

Liquid Assets Portfolio-Institutional Class (c)	193,656,159	$193,656,159

Premier Portfolio-Institutional Class (c)	193,656,159	193,656,159

STIC (Global Series) PLC — U.S. Dollar Liquidity Portfolio — Institutional Class (c)	70,289,627	70,289,627

Total Money Market Funds (Cost $457,601,945)		457,601,945

TOTAL INVESTMENTS—94.47% (Cost $883,848,313)		891,907,181

OTHER ASSETS LESS LIABILITIES—5.53%		52,178,526

NET ASSETS—100.00%		$944,085,707

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Not an affiliate of the Fund or its investment adviser.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
Open Futures Contracts and Swap Agreements at Period-End

				Unrealized
	Number of	Month/		Appreciation
Futures Contracts	Contracts	Commitment	Value	(Depreciation)

Dow Jones Eurostoxx 50	1,255	March 2011/Long	$50,848,182	$1,753,002

E-mini S&P 500 Index	867	March 2011/Long	55,592,040	2,542,660

Euro Bond Future	540	March 2011/Long	91,462,669	(1,552,773)

FTSE 100 Index	584	March 2011/Long	54,547,836	(542,883)

100 Ounce Gold	159	April 2011/Long	21,218,550	(183,400)

Hang Seng Index	187	February 2011/Long	28,027,095	(602,245)

Japan 10 Year Bonds	162	March 2011/Long	276,321,598	964,576

LME Copper	242	March 2011/Long	59,041,950	6,234,403

Long Gilt	779	March 2011/Long	146,358,932	(3,550,947)

Russell 2000 Index Mini	555	March 2011/Long	43,301,100	892,018

Topix Tokyo Price Index	540	March 2011/Long	59,795,347	1,343,220

U.S. Treasury Long Bonds	702	March 2011/Long	84,678,750	700,928

WTI Crude	570	July 2011/Long	55,592,100	2,025,898

Sub-total Futures Contracts			$1,026,786,149	$10,024,457

				Notional
				Amount
Swap Agreements	Counterparty			(000)

Australian 10 Year Bonds	Merrill Lynch	1,263	March 2011/Long	$127,229	$1,809,164

Canada 10 Year Bonds	Goldman Sachs	1,374	March 2011/Long	165,681	(1,463,549)

Euro Bund	Merrill Lynch	461	March 2011/Long	77,208	(1,378,930)

Japan 10 Year Bonds	Merrill Lynch	17	March 2011/Long	29,072	(78,536)

Sub-total Swap Agreements				$399,190	$(1,111,851)

Total					$8,912,606

See accompanying notes which are an integral part of this schedule.
Invesco Balanced-Risk Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
Invesco Balanced-Risk Allocation Fund (the “Fund”) will seek to gain exposure to the commodity markets primarily through investments in the Invesco Cayman Commodity Fund I Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives. The Fund may invest up to 25% of its total assets in the Subsidiary.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Invesco Balanced-Risk Allocation Fund

A.	Security Valuations — (continued)
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and Consolidated Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks -The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange traded funds. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange traded notes, that may provide leverage and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
E.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.
Invesco Balanced-Risk Allocation Fund

E.	Swap Agreements — (continued)
     Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
     A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement.
      Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
      Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.
F.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are
Invesco Balanced-Risk Allocation Fund

F.	Futures Contracts — (continued)
reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.

G.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	— Prices are determined using quoted prices in an active market for identical assets.
Level 2	— Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	— Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of January 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended January 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Exchange-Traded Notes	$74,343,390	$—	$—	$74,343,390

Money Market Funds	457,601,945	—	—	457,601,945

U.S. Treasury Debt Securities	—	359,961,846	—	359,961,846

	$531,945,335	$359,961,846	$—	$891,907,181

Futures and Swap Agreements*	10,024,457	(1,111,851)	—	8,912,606

Total Investments	$541,969,792	$358,849,995	$—	$900,819,787

*	Unrealized appreciation (depreciation).
Invesco Balanced-Risk Allocation Fund

NOTE 3 — Derivative Investments
The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.
Value of Derivative Instruments at Period-End
The Table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of January 31, 2011:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Commodity risk Futures contracts (a)	$8,260,301	$(183,400)

Interest rate risk Swap agreements (a)	1,809,164	(2,921,015)

Interest rate risk Futures contracts (a)	1,665,504	(5,103,720)

Market risk Futures contracts (a)	6,530,900	(1,145,128)

	$18,265,869	$(9,353,263)

(a)	Includes cumulative appreciation (depreciation) of futures and swap agreements.
Effect of Derivative Instruments for the three months ended January 31, 2011
The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on
	Consolidated Statement of
	Operations
	Futures *	Swap Agreements *

Realized Gain Commodity risk	$26,440,126	$—

Interest rate risk	(1,999,127)	(21,584,546)

Market risk	10,794,955	—

Change in Unrealized Appreciation (Depreciation)

Commodity risk	(10,059,190)	—

Interest rate risk	(5,253,552)	2,369,374

Market risk	1,103,546	—

Total	$21,026,758	$(19,215,172)

*	The average value of futures and the notional value of swap agreements outstanding during the period was $937,871,313 and $422,338,403, respectively.
Invesco Balanced-Risk Allocation Fund

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2011 was $8,359,380 and $14,684,268, respectively. In a fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year end reporting period.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$7,924,334

Aggregate unrealized (depreciation) of investment securities	—

Net unrealized appreciation of investment securities	$7,924,334

Cost of investments for tax purposes is $883,982,847.
Invesco Balanced-Risk Allocation Fund

Invesco Balanced-Risk Commodity Strategy Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2011

invesco.com/us	BRCS-QTR-1 01/11	Invesco Advisers, Inc.

Consolidated Schedule of Investments
January 31, 2011
(Unaudited)

	Interest	Maturity	Principal
	Rate	Date	Amount	Value
U.S. Treasury Securities—15.26%
U.S. Treasury Bill (a)(b) (Cost $16,998,289)	0.16%	02/24/11	$17,000,000	$16,998,289

		Expiration
		Date

Commodity-Linked Securities—9.45%
Cargill Commodity Linked Note, one-month U.S. Dollar LIBOR minus 0.10% (indexed to the Dow Jones UBS Commodities Index Total Return, multiplied by 3) (Cost $11,413,334)		07/08/11	11,413,334	10,528,721

			Shares

Money Market Funds—73.96%
Liquid Assets Portfolio — Institutional Class (c)			36,547,062	36,547,062
Premier Portfolio — Institutional Class (c)			36,547,062	36,547,062
STIC (Global Series) PLC — U.S. Dollar Liquidity Portfolio — Institutional Class (c)			9,298,142	9,298,142

Total Money Market Funds (Cost $82,392,266)				82,392,266

TOTAL INVESTMENTS—98.67% (Cost $110,803,889)				109,919,276

OTHER ASSETS LESS LIABILITIES—1.33%				1,485,693

NET ASSETS—100.00%				$111,404,969

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 3.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Open Futures Contracts and Swap Agreements at Period-End
Futures Contracts

				Unrealized
	Number of	Month/		Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)
Coffee C Futures	10	March-2011/Long	$918,000	$157,689

Corn Futures	18	March-2011/Long	593,550	29,865

Cotton No 2 Futures	8	March-2011/Long	673,760	203,067

Live Cattle Futures	78	April-2011/Long	3,558,360	(3,371)

Soybean Futures	12	March-2011/Long	847,800	60,410

Soybean Oil Futures	23	March-2011/Long	798,744	45,049

Sugar 11 Futures	13	March-2011/Long	494,603	81,239

Wheat Futures	15	March-2011/Long	630,563	17,564

Subtotal Futures Contracts				$591,512

		Notional
		Amount	Termination
Swap Agreements	Counterparty	(000’s)	Date
Receive a return equal to Goldman Sachs Soybean Meal Excess Return Strategy and pay the product of (i) 0.30% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Goldman Sachs	$26,688	November - 2011	$2,863,236
Receive a return equal to Dow Jones-UBS Crude Oil 3 Month Forward Index and pay the product of (i) 0.22% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Barclays Capital	26,280	November - 2011	2,441,685
Receive a return equal to Dow Jones-UBS Gold Index and pay the product of (i) 0.20% of the Notional Amount multipled by (ii) days in the period divided by 365.	Merrill Lynch	8,253	November - 2011	(312,945)
Receive a return equal to Dow Jones-UBS Silver Index and pay the product of (i) 0.20% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Barclays Capital	1,449	November - 2011	48,922
Receive a return equal to Merrill Lynch Commodity index eXtra XLP Copper Excess Return Index and pay the product of (i) 0.22% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Merrill Lynch	27,370	November - 2011	4,385,140

Subtotal Swap Agreements		$90,040		$9,426,038

Total				$10,017,550

See accompanying notes which are an integral part of this schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
Invesco Balanced-Risk Commodity Strategy Fund (the “Fund”) will seek to gain exposure to the commodity markets primarily through investments in the Invesco Cayman Commodity Fund III Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives. The Fund may invest up to 25% of its total assets in the Subsidiary.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Invesco Balanced Risk Commodity Strategy Fund

A.	Security Valuations — (continued)
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and Consolidated Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks —The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange traded funds. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange traded notes, that may provide leverage and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.
     The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
E.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.
     Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with
Invesco Balanced Risk Commodity Strategy Fund

E.	Swap Agreements — (continued)

respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
     A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement.
     Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
     Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.
F.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund
Invesco Balanced Risk Commodity Strategy Fund

F.	Futures Contracts — (continued)

were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.

G.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of January 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended January 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total
Commodity-Linked Securities	$—	$10,528,721	$—	$10,528,721
U.S. Treasury Debt Securities	16,998,289	—	—	16,998,289
Money Market Funds	82,392,266	—	—	82,392,266

	$99,390,555	$10,528,721	$—	$109,919,276

Futures*	591,512	—	—	591,512
Swap Agreements*	—	9,426,038	—	9,426,038

Total Investments	$99,982,067	$19,954,759	$—	$119,936,826

*	Unrealized appreciation.
Invesco Balanced Risk Commodity Strategy Fund

NOTE 3 — Derivative Investments
The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.
Value of Derivative Instruments at Period-End
The Table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of January 31, 2011:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities
Commodity risk
Swap agreements	$9,738,983	$(312,945)
Commodity risk
Futures contracts (a)	594,883	(3,371)

	$10,333,866	$(316,316)

(a)	Includes cumulative appreciation (depreciation) of futures contracts.
Effect of Derivative Instruments for the period November 30, 2010 (commencement date) to January 31, 2011
The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on
	Consolidated Statement of Operations
	Futures *	Swap Agreements *
Realized Gain
Commodity risk	$338,036	$379,318

Change in Unrealized Appreciation
Commodity risk	591,512	9,426,038

Total	$929,548	$9,805,356

*	The average value outstanding of futures and the average notional value of swap agreements during the period was $7,442,351 and $86,692,848, respectively.
NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased by the Fund during the period November 30, 2010 (commencement date) to January 31, 2011 was $11,413,334. In a fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year end reporting period.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$0
Aggregate unrealized (depreciation) of investment securities	(884,613)

Net unrealized appreciation (depreciation) of investment securities	$(884,613)

Cost of investments for tax purposes is $110,803,889.
Invesco Balanced Risk Commodity Strategy Fund

Invesco China Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2011

invesco.com/us	CHI-QTR-1 01/11	Invesco Advisers, Inc.

Schedule of Investments(a)
January 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—99.70%(b)
Apparel, Accessories & Luxury Goods—1.44%
Lee & Man Holding Ltd. (Hong Kong)	3,024,000	$3,376,370

Auto Parts & Equipment—0.50%
Minth Group Ltd.	784,000	1,186,553

Automobile Manufacturers—0.64%
AviChina Industry & Technology Co. Ltd. -Class H (c)	3,132,000	1,498,100

Automotive Retail—0.88%
Zhongsheng Group Holdings Ltd. (c)	1,037,500	2,068,394

Building Products—1.86%
China Liansu Group Holdings Ltd. (c)	4,512,000	4,362,217

Coal & Consumable Fuels—3.41%
China Coal Energy Co. Ltd. -Class H	786,000	1,160,014

China Shenhua Energy Co. Ltd. -Class H	1,059,000	4,320,143

Inner Mongolia Yitai Coal Co., Ltd. -Class B	362,310	2,543,275

		8,023,432

Commodity Chemicals—1.05%
Sinopec Yizheng Chemical Fibre Co. Ltd. -Class H (c)	4,402,000	2,477,677

Construction & Engineering—1.18%
China State Construction International Holdings Ltd. (Hong Kong)	2,804,000	2,777,718

Construction Materials—3.04%
Anhui Conch Cement Co. Ltd. -Class H (Hong Kong)	478,000	2,222,902

China Resources Cement Holdings Ltd. (Hong Kong)(c)	3,502,000	2,677,927

CSG Holding Co. Ltd. -Class B	1,581,625	2,241,355

		7,142,184

Construction, Farm Machinery & Heavy Trucks—3.48%
Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd. -Class H (c)	650,800	1,492,465

China National Materials Co. Ltd. -Class H	2,250,000	1,944,581

China Rongsheng Heavy Industries Group Holdings Ltd. (c)	2,295,000	2,098,078

CSR Corp Ltd -Class H	1,832,000	2,643,433
		8,178,557

Distillers & Vintners—2.23%
JLF Investment Co. Ltd. (Hong Kong)(c)	22,336,000	2,062,657

Silver Base Group Holdings Ltd.	4,435,000	3,175,697

		5,238,354

Distributors—0.83%
Dah Chong Hong Holdings Ltd. (Hong Kong)	2,046,000	1,947,342

Diversified Banks—16.00%
Bank of China Ltd. -Class H	19,884,600	10,297,852

China Construction Bank Corp. -Class H	15,066,290	13,195,303

China Merchants Bank Co., Ltd. -Class H	975,823	2,290,076

Industrial and Commercial Bank of China Ltd. -Class H	15,970,940	11,845,924

		37,629,155

Diversified Metals & Mining—1.34%
Jiangxi Copper Co. Ltd. -Class H	993,000	3,152,821

Diversified Real Estate Activities—0.98%
Poly (Hong Kong) Investments Ltd. (Hong Kong)	2,472,000	2,300,435

Electrical Components & Equipment—0.73%
Boer Power Holdings Ltd. (c)	1,642,000	1,704,951

Electronic Components—0.86%
Kingboard Chemical Holdings Ltd.	352,000	2,011,560

Electronic Equipment & Instruments—0.66%
Wasion Group Holdings Ltd.	2,936,000	1,547,585

Food Retail—0.61%
China Resources Enterprise Ltd. (Hong Kong)	366,000	1,439,581

Heavy Electrical Equipment—0.49%
Harbin Power Equipment Co. Ltd. -Class H	912,000	1,153,066

Hotels, Resorts & Cruise Lines—1.74%
Ctrip.com International, Ltd. -ADR (c)	65,820	2,709,151

Shanghai Jinjiang International Hotels Development Co., Ltd. -Class B	790,527	1,388,166

		4,097,317

Household Appliances—0.80%
Haier Electronics Group Co. Ltd. (Hong Kong)(c)	1,793,000	1,876,548

Household Products—1.21%
Vinda International Holdings Ltd.	3,043,000	2,850,396

Industrial Conglomerates—2.04%
Beijing Enterprises Holdings Ltd. (Hong Kong)	300,500	1,771,259

Citic Pacific Ltd. (Hong Kong)	669,000	1,791,710

Hutchison Whampoa Ltd. (Hong Kong)	106,000	1,241,766

		4,804,735

See accompanying notes which are an integral part of this schedule.
Invesco China Fund

	Shares	Value

Industrial Machinery—0.52%
China International Marine Containers (Group) Co., Ltd. -Class B	520,257	$1,233,131

Integrated Oil & Gas—8.51%
China Petroleum and Chemical Corp. (Sinopec) -Class H	8,614,000	9,490,459

PetroChina Co. Ltd. -Class H	7,556,000	10,529,817

		20,020,276

Integrated Telecommunication Services—2.25%
China Unicom (Hong Kong) Ltd. (Hong Kong)	3,202,000	5,281,809

Internet Software & Services—5.47%
China Netcom Technology Holdings Ltd. (Hong Kong)(c)	14,991,000	580,022

Tencent Holdings Ltd.	471,000	12,289,166

		12,869,188

Life & Health Insurance—6.22%
China Life Insurance Co., Ltd. -Class H	2,555,000	9,929,393

Ping An Insurance (Group) Co. of China Ltd. -Class H	472,500	4,705,869

		14,635,262

Marine—1.66%
China Shipping Container Lines Co. Ltd. -Class H (c)	4,029,000	1,873,686

SITC International Holdings Co. Ltd. (c)	3,092,000	2,017,575

		3,891,261

Marine Ports & Services—1.53%
China Merchants Holdings International Co. Ltd. (Hong Kong)	302,000	1,321,054

Cosco Pacific Ltd. (Hong Kong)	1,214,000	2,273,270

		3,594,324

Oil & Gas Exploration & Production—5.39%
CNOOC Ltd.	5,692,000	12,669,374

Packaged Foods & Meats—0.63%
Uni-President China Holdings Ltd. (Taiwan)	2,608,000	1,471,802

Paper Packaging—0.63%
AMVIG Holdings Ltd. (Hong Kong)	2,000,000	1,490,374

Paper Products—1.86%
Lee & Man Paper Manufacturing Ltd. (Hong Kong)	3,031,600	2,093,141

Nine Dragons Paper Holdings Ltd.	1,607,000	2,271,364

		4,364,505

Personal Products—1.61%
Hengan International Group Co. Ltd.	505,000	3,796,565

Pharmaceuticals—1.38%
Guangzhou Pharmaceutical Co. Ltd. -Class H	2,196,000	3,255,202

Property & Casualty Insurance—1.30%
PICC Property and Casualty Co. Ltd. -Class H (c)	2,436,000	3,061,365

Real Estate Development—2.32%
China Overseas Land & Investment Ltd. (Hong Kong)	1,096,000	2,079,612

Longfor Properties	1,394,000	2,085,422

Shimao Property Holdings Ltd.	847,000	1,282,065

		5,447,099

Restaurants—1.01%
Ajisen China Holdings Ltd.	1,560,000	2,375,429

Steel—3.40%
Angang Steel Co. Ltd. -Class H	750,000	1,110,987

China Vanadium Titano-Magnetite Mining Co. Ltd. (c)	5,549,000	2,509,866

Maanshan Iron and Steel Co. Ltd. -Class H	3,132,000	1,739,663

Xingda International Holdings Ltd.	2,646,000	2,626,988

		7,987,504

Technology Distributors—1.80%
AV Concept Holdings Ltd. (Hong Kong)	5,000,000	947,391

Digital China Holdings Ltd. (Hong Kong)	1,707,000	3,289,617

		4,237,008

Wireless Telecommunication Services—4.21%
China Mobile Ltd.	1,007,500	9,898,354

Total Common Stocks & Other Equity Interests (Cost $179,890,696)		234,424,880

Money Market Funds—0.79%
Liquid Assets Portfolio — Institutional Class (d)	925,579	925,579

Premier Portfolio — Institutional Class (d)	925,579	925,579

Total Money Market Funds (Cost $1,851,158)		1,851,158

TOTAL INVESTMENTS—100.49% (Cost $181,741,854)		236,276,038

OTHER ASSETS LESS LIABILITIES—(0.49)%		(1,157,312)

NET ASSETS—100.00%		$235,118,726

See accompanying notes which are an integral part of this schedule.
Invesco China Fund

Investment Abbreviations:
ADR       — American Depositary Receipt
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Country of issuer and/or credit risk exposure listed in Common Stocks & Other Equity Interests has been determined to be China unless otherwise noted.

(c)	Non-income producing security.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco China Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco China Fund

A.	Security Valuations — (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks — Investing in a single-country mutual fund involves greater risk than investing in a more diversified fund due to lack of exposure to other countries. The political and economic conditions and changes in regulatory, tax or economic policy in a single country could significantly affect the market in that country and in surrounding or related countries.

Investing in developing countries can add additional risk, such as high rates of inflation or sharply devalued currencies against the U.S. dollar.

Transaction costs are often higher and there may be delays in settlement procedures.

Certain securities issued by companies in China may be less liquid, harder to sell or more volatile than may U.S. securities.

E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
Invesco China Fund

F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of January 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1*	Level 2*	Level 3	Total

Consumer Discretionary	$7,160,418	$11,265,635	$—	$18,426,053

Consumer Staples	3,534,459	11,262,239	—	14,796,698

Energy	9,490,459	31,222,623	—	40,713,082

Financial	9,929,393	53,143,923	—	63,073,316

Health Care	—	3,255,202	—	3,255,202

Industrial	2,725,596	28,974,364	—	31,699,960

Information Technology	—	20,665,341	—	20,665,341

Materials	3,761,738	22,853,327	—	26,615,065

Telecommunication Services	9,898,354	5,281,809	—	15,180,163

Money Market Funds	1,851,158	—	—	1,851,158

	$48,351,575	$187,924,463	$—	$236,276,038

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.
Invesco China Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2011 was $50,208,228 and $67,690,998, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$52,742,701

Aggregate unrealized (depreciation) of investment securities	(2,982,922)

Net unrealized appreciation of investment securities	$49,759,779

Cost of investments for tax purposes is $186,516,259.
Invesco China Fund

Invesco Developing Markets Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2011

invesco.com/us	DVM-QTR-1 01/11	Invesco Advisers, Inc.

Schedule of Investments
January 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—83.93%

Brazil—13.55%

Banco Bradesco S.A. -ADR	4,255,261	$80,509,538
Cielo S.A. (a)	600,000	4,452,310
Cielo S.A.	5,456,700	40,491,529
Diagnosticos da America S.A.	1,516,300	18,419,361
Duratex S.A.	3,456,200	33,172,885
Equatorial Energia S.A.	1,240,100	8,614,492
MRV Engenharia e Participacoes S.A.	2,820,000	23,852,430
OGX Petroleo e Gas Participacoes S.A. (b)	1,615,000	16,673,155
Petroleo Brasileiro S.A. -ADR	731,990	24,338,668
Totvs S.A. (a)	18,200	1,768,686
Totvs S.A.	189,500	18,415,717
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.(a)	224,100	2,798,897
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	960,300	11,993,669
Wilson Sons Ltd. -BDR(a)	550,000	10,244,451
Wilson Sons Ltd. -BDR	623,800	11,619,070

		307,364,858

China—9.37%

China Merchants Bank Co., Ltd. -Class H	14,106,000	33,104,169
CNOOC Ltd.	11,752,000	26,157,851
Industrial & Commercial Bank of China Ltd. -Class H	91,573,000	67,921,287
NetEase.com Inc. -ADR(b)	533,095	21,505,052
Stella International Holdings Ltd.	9,800,500	21,293,685
Want Want China Holdings Ltd.	10,028,000	8,399,022
Xinyi Glass Holdings Ltd.	41,002,000	34,165,505

		212,546,571

Czech Republic—0.69%

CEZ A.S.	334,420	15,777,165

Egypt—1.52%

Centamin Egypt Ltd. (b)	9,286,630	20,867,789
Egyptian Financial Group — Hermes Holding	3,102,835	13,520,520

		34,388,309

Greece—0.31%

Intralot S.A.	2,068,923	7,108,174

Hong Kong—1.07%

Lee & Man Paper Manufacturing Ltd.	35,094,000	24,230,343

Indonesia—5.85%

PT Astra International Tbk	1,512,500	8,173,417
PT Bank Central Asia Tbk	16,688,000	10,419,626
PT Indocement Tunggal Prakarsa Tbk	8,312,500	12,447,163
PT Perusahaan Gas Negara	127,473,000	59,828,074
PT Telekomunikasi Indonesia Tbk	50,130,500	41,923,905

		132,792,185

Israel—1.28%

Teva Pharmaceutical Industries Ltd. -ADR	530,818	29,009,204

Luxembourg—0.32%

Millicom International Cellular S.A.	77,270	7,205,427

Malaysia—3.52%

Parkson Holdings Berhad	20,297,608	37,392,948
Public Bank Berhad	9,719,100	42,539,912

		79,932,860

Mexico—10.26%

America Movil S.A.B. de C.V. -Series L -ADR	1,198,473	68,300,976
Fomento Economico Mexicano, S.A.B. de C.V. — ADR	876,561	46,519,092
Grupo Financiero BanCrecer S.A. de C.V. -Series B (b)	1	0
Grupo Televisa S.A.-ADR(b)	2,290,551	55,110,657
Kimberly-Clark de Mexico, S.A.B. de C.V. -Series A	6,875,150	38,014,195
Urbi, Desarrollos Urbanos, S.A.B. de C.V.(a)(b)	415,400	1,005,594
Urbi, Desarrollos Urbanos, S.A.B. de C.V. (b)	9,797,800	23,718,362

		232,668,876

Nigeria—0.84%

Zenith Bank PLC	189,488,172	19,054,676

Philippines—7.61%

Ayala Corp.	4,238,480	32,620,617
Energy Development Corp. (a)	4,528,750	594,224
Energy Development Corp.	293,329,350	38,488,189
GMA Holdings, Inc. -PDR (a)(b)	2,532,000	395,402
GMA Holdings, Inc. -PDR (b)	67,857,000	10,596,675
Philippine Long Distance Telephone Co.	838,550	46,551,418
SM Investments Corp.	4,099,508	43,480,892

		172,727,417

Russia—4.73%

Gazprom OAO -ADR	1,497,732	39,783,317
Mobile TeleSystems -ADR	666,415	12,735,191
Pharmstandard (a)(b)	66,066	6,738,732
Pharmstandard (b)	41,782	4,261,764
TNK — BP Holding Berhad	8,726,875	24,317,687
VimpelCom Ltd. -ADR	1,406,061	19,459,884

		107,296,575

See accompanying notes which are an integral part of this schedule.
Invesco Developing Markets Fund

	Shares	Value

South Africa—3.29%

AngloGold Ashanti Ltd. -ADR	339,979	$14,632,696
Naspers Ltd. -Class N	854,447	44,580,349
Sasol Ltd.	317,982	15,350,276

		74,563,321

South Korea—5.09%

CJ CheilJedang Corp.	143,698	24,669,460
Hyundai Department Store Co., Ltd. (b)	193,221	22,637,909
MegaStudy Co., Ltd. (b)	112,773	19,108,954
NHN Corp. (b)	235,183	41,948,274
S1 Corp.	149,718	7,175,494

		115,540,091

Sweden—0.36%

Oriflame Cosmetics S.A. -SDR	167,965	8,091,311

Taiwan—4.57%

Taiwan Semiconductor Manufacturing Co. Ltd.	26,234,000	68,608,972
Wistron Corp.	17,876,407	35,005,497

		103,614,469

Thailand—4.15%

BEC World PCL	12,646,000	12,953,306
CP ALL PCL	9,620,500	11,990,588
Kasikornbank PCL	10,260,700	39,195,940
Siam Commercial Bank PCL	9,853,900	30,097,620

		94,237,454

Turkey—4.31%

Anadolu Efes Biracilik ve Malt Sanayii A.S.	1,323,004	16,384,845
Eczacibasi Ilac Sanayi ve Ticaret A.S.	8,913,256	13,432,092
Haci Omer Sabanci Holding A.S.	10,026,009	42,661,206
Tupras-Turkiye Petrol Rafinerileri A.S.	711,601	18,469,305
Turk Traktor ve Ziraat Makineleri A.S.	423,271	6,734,097

		97,681,545

United Kingdom—1.24%

African Barrick Gold Ltd.	3,493,719	28,056,379

Total Common Stocks & Other Equity Interests (Cost $1,529,981,819)		1,903,887,212

Preferred Stocks—1.60%

Brazil—1.60%

Companhia de Transmissao de Energia Eletrica Paulista, 1.45% Pfd. (Cost $31,817,478)	1,188,900	36,380,199

Money Market Funds—14.78%

Liquid Assets Portfolio — Institutional Class (c)	167,622,861	167,622,861
Premier Portfolio — Institutional Class (c)	167,622,861	167,622,861

Total Money Market Funds (Cost $335,245,722)		335,245,722

TOTAL INVESTMENTS—100.31% (Cost $1,897,045,019)		2,275,513,131

OTHER ASSETS LESS LIABILITIES—(0.31)%		(6,958,945)

NET ASSETS—100.00%		$2,268,554,186

Investment Abbreviations:

ADR	— American Depositary Receipt

BDR	— British Deposit Receipt

PDR	— Philippine Deposit Receipt

Pfd.	— Preferred

SDR	— Swedish Depositary Receipt

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2011 was $27,998,296, which represented 1.23% of the Fund’s Net Assets.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Developing Markets Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Developing Markets Fund

A.	Security Valuations — (continued)
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded.
Invesco Developing Markets Fund

E.	Foreign Currency Contracts — (continued)
Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of January 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended January 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Brazil	$343,745,055	$—	$—	$343,745,055
China	42,798,737	169,747,834	—	212,546,571
Czech Republic	—	15,777,165	—	15,777,165
Egypt	20,867,789	—	13,520,520	34,388,309
Greece	7,108,174	—	—	7,108,174
Hong Kong	—	24,230,343	—	24,230,343
Indonesia	31,040,206	101,751,979	—	132,792,185
Israel	29,009,204	—	—	29,009,204
Luxembourg	7,205,427	—	—	7,205,427
Malaysia	79,932,860	—	—	79,932,860
Mexico	232,668,876	—	0	232,668,876
Nigeria	19,054,676	—	—	19,054,676
Philippines	101,024,387	71,703,030	—	172,727,417
Russia	43,195,571	64,101,004	—	107,296,575
South Africa	29,982,972	44,580,349	—	74,563,321
South Korea	85,726,688	29,813,403	—	115,540,091
Sweden	8,091,311	—	—	8,091,311
Taiwan	—	103,614,471	—	103,614,471
Thailand	81,284,148	12,953,306	—	94,237,454
Turkey	84,249,453	13,432,092	—	97,681,545
United Kingdom	28,056,379	—	—	28,056,379
United States	335,245,722	—	—	335,245,722

	$1,610,287,635	$651,704,976	$13,520,520	$2,275,513,131

Invesco Developing Markets Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2011 was $242,638,519 and $56,058,680, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$427,755,079
Aggregate unrealized (depreciation) of investment securities	(56,127,154)

Net unrealized appreciation of investment securities	$371,627,925

Cost of investments for tax purposes is $1,903,885,206.

NOTE 4 — Significant Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which Invesco Developing Markets Fund (the “Fund”) would acquire all of the assets and liabilities of Invesco Van Kampen Emerging Markets Fund (the “Target Fund”) in exchange for shares of the Fund. The Agreement requires approval of the Target Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.
Invesco Developing Markets Fund

Invesco Emerging Market Local
Currency Debt Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2011

invesco.com/us	EMLCD-QTR-1 01/11	Invesco Advisers, Inc.

Schedule of Investments
January 31, 2011
(Unaudited)

		Principal
		Amount	Value

Non-U.S. Dollar Denominated Bonds & Notes—92.84%(a)

Argentina—1.86%

Argentina Bonos, Sr. Unsec. Variable Rate Bonds, 3.73%, 02/04/18(b)	ARS	1,800,000	$741,177

Brazil—6.63%

Brazil Notas do Tesouro Nacional, Series B, Notes, 6.00%, 05/15/45	BRL	500,000	624,395
Series F, Notes, 10.00%, 01/01/12	BRL	3,400,000	2,013,434

			2,637,829

Colombia—4.21%

Colombia Government, Sr. Unsec. Global Bonds,
7.75%, 04/14/21	COP	1,400,000,000	793,198
9.85%, 06/28/27	COP	530,000,000	340,787
Sr. Unsec. Global Notes, 12.00%, 10/22/15	COP	805,000,000	541,625

			1,675,610

Egypt—1.01%

Egypt Government, REGS, Sr. Unsec. Euro Bonds, 8.75%, 07/18/12(c)	EGP	2,500,000	402,211

Hungary—4.32%

Hungary Government, Series 17/B, Bonds, 6.75%, 02/24/17	HUF	348,500,000	1,718,889

Ireland—2.49%

RusHydro Finance Ltd., Sr. Sec. Medium-Term Euro Notes, 7.88%, 10/28/15	RUB	30,000,000	989,393

Kazakhstan—1.39%

CenterCredit International B.V., Sr. Unsec. Euro Bonds, 8.25%, 09/30/11	KZT	80,000,000	551,398

Luxembourg—3.26%

Russian Agricultural Bank OJSC Via RSHB Capital S.A, Sec. Euro Notes, 7.50%, 03/25/13	RUB	38,600,000	1,297,637

Malaysia—10.81%

Malaysia Government, Series 0110, Sr. Unsec. Bonds, 3.84%, 08/12/15	MYR	7,900,000	2,618,721
Series 0902, Sr. Unsec. Bonds, 4.38%, 11/29/19	MYR	5,000,000	1,683,743

			4,302,464

Mexico—8.44%

Mexican Bonos, Series M10, Bonds, 7.75%, 12/14/17	MXN	23,900,000	2,082,331
Series M20, Bonds, 10.00%, 12/05/24	MXN	5,000,000	498,174
Mexican Udibonos, Bonds, 3.50%, 12/14/17	MXN	2,000,000	779,731

			3,360,236

Peru—2.90%

Peruvian Government, REGS, Sr. Unsec. Global Bonds, 8.20%, 08/12/26(c)	PEN	2,700,000	1,156,154

Poland—10.57%

Poland Government, Series 1015, Bonds, 6.25%, 10/24/15	PLN	6,125,000	2,177,180
Series DS1017, Bonds, 5.25%, 10/25/17	PLN	6,100,000	2,031,265

			4,208,445

South Africa—3.73%

South Africa Government, Series R203, Bonds, 8.25%, 09/15/17	ZAR	5,800,000	803,521
Series R208, Bonds, 6.75%, 03/31/21	ZAR	5,600,000	682,723

			1,486,244

South Korea—3.97%

Export-Import Bank of Korea, Sr. Unsec. Notes, 6.60%, 11/04/13(c)	IDR	15,000,000,000	1,579,749

See accompanying notes which are an integral part of this schedule.
Invesco Emerging Market Local Currency Debt Fund

		Principal
		Amount	Value

Supranational—3.23%

European Bank for Reconstruction & Development, Sr. Unsec. Medium-Term Global Notes, 4.80%, 09/20/15	PHP	35,000,000	$811,082
International Bank for Reconstruction & Development, Sr. Unsec. Medium-Term Euro Notes, 10.00%, 04/05/12	RUB	13,400,000	475,120

			1,286,202

Thailand—4.55%

Thailand Government, Sr. Unsec. Bonds, 4.13%, 11/18/16	THB	54,300,000	1,812,395

Turkey—7.28%

European Investment Bank, Series 1629/08, Sr. Unsec. Medium-Term Euro Bonds, 9.63%, 04/01/15	TRY	2,060,000	1,374,631
Turkey Government, Bonds, 11.00%, 08/06/14	TRY	1,290,000	859,724
10.50%, 01/15/20	TRY	1,000,000	664,150

			2,898,505

United Kingdom—3.83%

Barclays Bank PLC, Series FR52, Sr. Unsec. Medium-Term Euro Notes, 10.50%, 08/19/30(c)	IDR	13,200,000,000	1,522,544

United States—8.36%

Anheuser-Busch InBev Worldwide Inc., Sr. Unsec. Gtd. Global Notes, 9.75%, 11/17/15	BRL	3,000,000	1,840,132
Morgan Stanley, Series G, Sr. Unsec. Medium-Term Euro Notes, 8.44%, 12/28/15	MXN	18,000,000	1,489,178

			3,329,310

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $35,793,245)			36,956,392

	Shares

Money Market Funds—4.56%
Liquid Assets Portfolio — Institutional Class (d)	907,651	907,651
Premier Portfolio — Institutional Class (d)	907,651	907,651

Total Money Market Funds (Cost $1,815,302)		1,815,302

TOTAL INVESTMENTS—97.40% (Cost $37,608,547)		38,771,694

OTHER ASSETS LESS LIABILITIES—2.60%		1,036,078

NET ASSETS—100.00%		$39,807,772

Investment Abbreviations:

ARS	— Argentine Peso

BRL	— Brazilian Real

COP	— Colombian Peso

EGP	— Egyptian Pound

Gtd.	— Guaranteed

HUF	— Hungarian Forint

IDR	— Indonesian Rupiah

KZT	— Kazakhstan Tenge

MXN	— Mexican Peso

MYR	— Malaysian Ringgit

PEN	— Peruvian Nuevo Sol

PHP	— Philippine Peso

PLN	— Polish Zloty

REGS	— Regulation S

RUB	— Russian Ruble

Sec.	— Secured

Sr.	— Senior

THB	— Thai Baht

TRY	— Turkish Lira

Unsec.	— Unsecured

ZAR	— South African Rand

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount is denominated in currency indicated.

(b)	Interest payments are adjusted periodically for inflation. Rate shown is the rate in effect on January 31, 2011.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2011 was $4,660,658, which represented 11.71% of the Fund’s Net Assets.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Market Local Currency Debt Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco Emerging Market Local Currency Debt Fund

A.	Security Valuations — (continued)
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the
Invesco Emerging Market Local Currency Debt Fund

E.	Foreign Currency Contracts — (continued)
difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of January 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended January 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,815,302	$—	$—	$1,815,302

Foreign Debt Securities	—	36,956,392	—	36,956,392

Total Investments	$1,815,302	$36,956,392	$—	$38,771,694

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2011 was $10,241,422 and $42,360,514, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$1,545,576
Aggregate unrealized (depreciation) of investment securities	(382,429)

Net unrealized appreciation of investment securities	$1,163,147

Investments have the same cost for tax and financial statement purposes.
Invesco Emerging Market Local Currency Debt Fund

Invesco Endeavor Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2011

invesco.com/us	END-QTR-1 01/11	Invesco Advisers, Inc.

Schedule of Investments(a)
January 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—82.85%

Advertising—3.60%

Arbitron Inc.	195,000	$8,129,550

Airlines—2.01%

Ryanair Holdings PLC -ADR (Ireland)	148,800	4,547,328

Apparel, Accessories & Luxury Goods—1.01%

Liz Claiborne, Inc. (b)	462,200	2,283,268

Brewers—3.57%

Molson Coors Brewing Co. -Class B	171,908	8,057,328

Building Products—2.86%

Kingspan Group PLC (Ireland)	721,400	6,467,813

Communications Equipment—3.41%

Plantronics, Inc.	110,000	3,894,000
Research In Motion Ltd. (Canada)(b)	64,200	3,794,862

		7,688,862

Construction & Engineering—11.73%

Orion Marine Group, Inc. (b)	275,000	3,223,000
Pike Electric Corp. (b)	1,317,728	10,897,610
Quanta Services, Inc. (b)	521,100	12,365,703

		26,486,313

Distributors—2.02%

Pool Corp.	187,100	4,561,498

Environmental & Facilities Services—5.83%

Newalta Corp. (Canada)	1,040,369	13,174,752

Health Care Distributors—3.81%

Patterson Cos. Inc.	260,000	8,595,600

Health Care Equipment—9.38%

Kinetic Concepts, Inc. (b)	249,400	11,504,822
Zimmer Holdings, Inc. (b)	163,500	9,672,660

		21,177,482

Home Entertainment Software—4.02%

Activision Blizzard, Inc.	805,000	9,088,450

Home Furnishings—1.99%

Tempur-Pedic International Inc. (b)	103,200	4,503,648

Industrial Conglomerates—2.35%

DCC PLC (Ireland)	179,800	5,315,981

Life & Health Insurance—3.37%

Unum Group	305,000	7,606,700

Managed Health Care—3.36%

UnitedHealth Group Inc.	185,000	7,594,250

Multi-Line Insurance—2.19%

Vienna Insurance Group AG Wiener Versicherung Gruppe (Austria)	90,723	4,934,358

Semiconductors—5.21%

International Rectifier Corp. (b)	367,510	11,771,345

Technology Distributors—4.88%

Brightpoint, Inc. (b)	1,215,504	11,030,699

Trading Companies & Distributors—3.89%

Grafton Group PLC (Ireland)(c)	1,878,806	8,795,247

Trucking—2.36%

Con-way Inc.	156,300	5,317,326

Total Common Stocks & Other Equity Interests (Cost $164,421,032)		187,127,798

Money Market Funds—18.16%

Liquid Assets Portfolio — Institutional Class (d)	20,504,257	20,504,257
Premier Portfolio — Institutional Class (d)	20,504,257	20,504,257

Total Money Market Funds (Cost $41,008,514)		41,008,514

TOTAL INVESTMENTS—101.01% (Cost $205,429,546)		228,136,312

OTHER ASSETS LESS LIABILITIES—(1.01)%		(2,281,235)

NET ASSETS—100.00%		$225,855,077

Investment Abbreviations:
ADR — American Depositary Receipt
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Each unit is comprised of one ordinary share of Euro 0.05, one C share and seventeen Class A shares.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Endeavor Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Endeavor Fund

A.	Security Valuations — (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the
Invesco Endeavor Fund

E.	Foreign Currency Contracts — (continued)

value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of January 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended January 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total
Equity Securities	$228,136,312	$—	$—	$228,136,312
Foreign Currency Contracts*	—	(193,458)	—	(193,458)

Total Investments	$228,136,312	$(193,458)	$—	$227,942,854

*	Unrealized appreciation (depreciation).
NOTE 3 — Derivative Investments

Open Foreign Currency Contracts
					Unrealized
Settlement		Contract to			Appreciation
Date	Counterparty	Deliver	Receive	Value	(Depreciation)
04/15/11	Scotia McLeod	EUR 3,000,000	USD 3,909,000	$4,102,458	$(193,458)
Currency Abbreviations:
EUR — Euro
USD — U.S. Dollar
Invesco Endeavor Fund

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2011 was $13,531,793 and $16,215,838, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$40,664,268
Aggregate unrealized (depreciation) of investment securities	(18,278,893)

Net unrealized appreciation of investment securities	$22,385,375

Cost of investments for tax purposes is $205,750,937.
Invesco Endeavor Fund

Invesco Global Fund
 Quarterly Schedule of Portfolio Holdings
January 31, 2011

invesco.com/us	GBL-QTR-1 01/11	Invesco Advisers, Inc.

Schedule of Investments
 January 31, 2011
(Unaudited)

	Shares	Value
Common Stocks—92.14%

China—3.09%
China Mobile Ltd.	58,608	$575,804

Denmark—1.48%
Alk-Abello A.S.	4,185	275,486

Finland—0.25%
Nokian Renkaat Oyj	1,278	46,243

France—3.24%
Schneider Electric S.A.	3,868	603,046

Ireland—5.51%
Accenture PLC — Class A	12,263	631,177

Anglo Irish Bank Corp. Ltd. (a)	102,453	0

Willis Group Holdings PLC	10,500	394,590

		1,025,767

Malaysia—2.12%
Tenaga Nasional Berhad	195,725	394,060

Netherlands—1.32%
Koninklijke DSM N.V.	4,152	245,772

Switzerland—29.71%
Aryzta AG	22,188	976,291

Geberit AG	2,561	540,243

Nestle S.A.	31,866	1,722,714

Novartis AG	10,666	594,564

Roche Holding AG	3,850	585,471

Synthes, Inc.	8,405	1,109,036

		5,528,319

Taiwan—0.31%
Giant Manufacturing Co., Ltd.	14,591	56,722

United Kingdom—4.97%
Diageo PLC	42,200	810,830

Reckitt Benckiser Group PLC	2,113	114,871

		925,701

United States—40.14%
Adobe Systems Inc. (a)	12,200	$403,210

Boston Scientific Corp. (a)	113,698	793,612

Devon Energy Corp.	3,309	293,475

Google Inc. — Class A (a)	980	588,353

H.J. Heinz Co.	7,400	351,370

Mattel, Inc.	19,500	461,760

Microsoft Corp.	40,000	1,109,000

Quanta Services, Inc. (a)	33,200	787,836

Quest Diagnostics Inc.	12,159	692,455

Rockwell Collins, Inc.	12,450	798,585

Sysco Corp.	7,900	230,206

Visa Inc. — Class A	13,750	960,437

		7,470,299

Total Common Stocks (Cost $15,408,802)		17,147,219

Money Market Funds—2.81%
Liquid Assets Portfolio — Institutional Class (b)	260,970	260,970

Premier Portfolio — Institutional Class (b)	260,970	260,970

Total Money Market Funds (Cost $521,940)		521,940

TOTAL INVESTMENTS—94.95% (Cost $15,930,742)		17,669,159

OTHER ASSETS LESS LIABILITIES—5.05%		940,089

NET ASSETS—100.00%		$18,609,248

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Global Fund

Notes to Quarterly Schedule of Portfolio Holdings
 January 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco Global Fund

A.	Security Valuations — (continued)
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded.
Invesco Global Fund

E.	Foreign Currency Contracts — (continued)
Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	— Prices are determined using quoted prices in an active market for identical assets.

Level 2	— Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	— Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of January 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1*	Level 2*	Level 3	Total

China	$575,804	$—	$—	$575,804

Denmark	275,486	—	—	275,486

Finland	—	46,243	—	46,243

France	603,046	—	—	603,046

Ireland	1,025,767	—	0	1,025,767

Malaysia	—	394,060	—	394,060

Netherlands	245,772	—	—	245,772

Switzerland	4,933,755	594,564	—	5,528,319

Taiwan	—	56,722	—	56,722

United Kingdom	114,871	810,830	—	925,701

United States	7,992,239	—	—	7,992,239

Total Investments	$15,766,740	$1,902,419	$0	$17,669,159

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.
Invesco Global Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2011 was $2,090,626 and $1,998,444, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$3,032,315

Aggregate unrealized (depreciation) of investment securities	(1,642,117)

Net unrealized appreciation of investment securities	$1,390,198

Cost of investments for tax purposes is $16,278,961.
NOTE 4 — Significant Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Invesco Global Fund (the “Fund”) would transfer all of its assets and liabilities to the Invesco Global Core Equity Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund. The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.
Invesco Global Fund

Invesco Global Health Care Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2011

invesco.com/us	GHC-QTR-1 01/11	Invesco Advisers, Inc.

Schedule of Investments (a)
January 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—96.28%

Biotechnology—20.42%

Amgen Inc. (b)	425,076	$23,413,186
Biogen Idec Inc. (b)	220,603	14,442,878
BioMarin Pharmaceutical Inc. (b)	799,695	20,328,247
Celgene Corp. (b)	251,973	12,984,169
Evolutionary Genomics/GenoPlex, Inc. (Acquired 09/15/97-06/25/98; Cost $408,490) (b)(c)(d)	109,377	0
Genzyme Corp. (b)	334,362	24,525,453
Gilead Sciences, Inc. (b)	1,000,382	38,394,661
Human Genome Sciences, Inc. (b)	354,626	8,603,227
Incyte Corp. (b)	633,735	9,341,254
Pharmasset, Inc. (b)	164,644	7,978,648
Savient Pharmaceuticals Inc. (b)(e)	419,836	3,875,086
United Therapeutics Corp. (b)	360,403	24,500,196
Vertex Pharmaceuticals Inc. (b)	263,493	10,247,243

		198,634,248

Drug Retail—5.19%

CVS Caremark Corp.	1,275,779	43,631,642
Drogasil S.A. (Brazil)	945,978	6,809,679

		50,441,321

Health Care Distributors—2.02%

McKesson Corp.	261,251	19,638,238

Health Care Equipment—10.18%

American Medical Systems Holdings, Inc. (b)	557,645	10,885,230
Baxter International Inc.	445,992	21,626,152
CareFusion Corp. (b)	379,409	9,762,194
Covidien PLC (Ireland)	457,433	21,714,345
Hologic, Inc. (b)	653,755	13,022,800
Sensys Medical, Inc. (Acquired 04/23/04- 08/09/06; Cost $1,302) (b)(c)(d)	8,750	0
Wright Medical Group, Inc. (b)	435,318	6,468,825
Zimmer Holdings, Inc. (b)	262,881	15,552,040

		99,031,586

Health Care Facilities—3.81%

Assisted Living Concepts Inc. -Class A (b)	196,940	6,483,265
Rhoen-Klinikum AG (Germany)	857,273	19,948,400
Universal Health Services, Inc. -Class B	251,606	10,592,612

		37,024,277

Health Care Services—8.38%

DaVita, Inc. (b)	331,972	24,516,132
Express Scripts, Inc. (b)	471,044	26,533,909
Medco Health Solutions, Inc. (b)	242,014	14,767,694
Quest Diagnostics Inc.	274,734	15,646,101

		81,463,836

Health Care Technology—2.10%

Allscripts Healthcare Solutions, Inc. (b)	404,877	8,546,953
Cerner Corp. (b)	119,761	11,838,375

		20,385,328

Life Sciences Tools & Services—9.74%

Gerresheimer AG (Germany) (b)	248,071	10,254,699
Life Technologies Corp. (b)	489,217	26,559,591
Pharmaceutical Product Development, Inc.	507,448	14,787,035
Thermo Fisher Scientific, Inc. (b)	752,822	43,114,116

		94,715,441

Managed Health Care—13.27%

Aetna Inc.	782,681	25,781,512
AMERIGROUP Corp. (b)	238,514	12,490,978
Amil Participacoes S.A. (Brazil) (d)	914,600	8,827,783
Aveta, Inc. (Acquired 12/21/05; Cost $10,877,598) (b)(d)	805,748	4,834,488
Centene Corp. (b)	211,113	5,852,052
CIGNA Corp.	255,782	10,747,960
Health Net Inc. (b)	563,420	16,074,373
UnitedHealth Group, Inc.	402,008	16,502,428
WellPoint Inc. (b)	450,057	27,957,541

		129,069,115

Pharmaceuticals—21.17%

Abbott Laboratories	660,564	29,831,070
Allergan, Inc.	137,914	9,738,108
Bayer AG (Germany)	148,217	10,927,086
EastPharma Ltd. -GDR (Turkey) (b)(d)	674,841	911,035
Hikma Pharmaceuticals PLC (United Kingdom)	745,313	9,595,497
Hospira, Inc. (b)	278,290	15,369,957
Ipsen S.A. (France)	212,595	7,427,776
Johnson & Johnson	418,357	25,005,198
Locus Pharmaceuticals, Inc. (Acquired 11/21/00-05/09/07; Cost $6,852,940) (b)(d)	258,824	140,736
Nippon Shinyaku Co., Ltd. (Japan)	730,000	10,279,730
Novartis AG -ADR (Switzerland) (e)	255,433	14,268,487
Pharmstandard -GDR (Russia) (b)(d)	138,700	4,154,065
Roche Holding AG (Switzerland)	268,205	40,786,019
Shire PLC -ADR (United Kingdom)	203,242	16,119,123
Teva Pharmaceutical Industries Ltd. -ADR (Israel)	207,400	11,334,410

		205,888,297

Total Common Stocks & Other Equity Interests (Cost $728,247,712)		936,291,687

See accompanying notes which are an integral part of this schedule.
Invesco Global Health Care Fund

	Shares	Value

Preferred Stocks—0.00%

Health Care Equipment—0.00%

Intact Medical Corp. -Series C, Pfd. (Acquired 03/26/01; Cost $2,000,001) (b)(c)(d)	2,439,026	$0
Sensys Medical, Inc., Series A-2, Pfd., (Acquired 02/25/98-09/30/05; Cost $7,627,993) (b)(c)(d)	2,173,209	0
Series B, Conv. Pfd., (Acquired 03/16/05-01/12/07; Cost $245,305) (b)(c)(d)	282,004	0

Total Preferred Stocks (Cost $9,873,299)		0

Money Market Funds—4.74%

Liquid Assets Portfolio — Institutional Class (f)	23,085,890	23,085,890
Premier Portfolio — Institutional Class (f)	23,085,890	23,085,890

Total Money Market Funds (Cost $46,171,780)		46,171,780

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—101.02% (Cost $784,292,791)		982,463,467

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds—0.34%

Liquid Assets Portfolio — Institutional Class (Cost $3,272,760) (f)(g)	3,272,760	3,272,760

TOTAL INVESTMENTS—101.36% (Cost $787,565,551)		985,736,227

OTHER ASSETS LESS LIABILITIES—(1.36)%		(13,271,334)

NET ASSETS—100.00%		$972,464,893

Investment Abbreviations:

ADR	—	American Depositary Receipt

Conv.	—	Convertible

GDR	—	Global Depositary Receipt

Pfd.	—	Preferred
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security is considered venture capital. See Note 1D.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2011 was $18,868,107, which represented 1.94% of the Fund’s Net Assets.

(e)	All or a portion of this security was out on loan at January 31, 2011.

(f)	The money market fund and the Fund are affiliated by having the same investment adviser.

(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1E.
See accompanying notes which are an integral part of this schedule.
Invesco Global Health Care Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Global Health Care Fund

A.	Security Valuations—(continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks — The Fund may invest a large percentage of assets in securities of a limited number of companies, such that each investment may have a greater effect on the Fund’s overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.
     The Fund has invested in non-publicly traded companies, some of which are in the startup or development stages. These investments are inherently risky, as the market for the technologies or products these companies are developing are typically in the early stages and may never materialize. The Fund could lose its entire investment in these companies. These investments are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.
E.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
Invesco Global Health Care Fund

F.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
G.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of January 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Global Health Care Fund

During the three months ended January 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$970,481,273	$10,279,730	$4,975,224	$985,736,227
Foreign Currency Contracts*	—	(113,979)	—	(113,979)

Total Investments	$970,481,273	$10,165,751	$4,975,224	$985,622,248

*	Unrealized appreciation (depreciation).
NOTE 3 — Derivative Investments

Open Foreign Currency Contracts
						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty	Deliver	Receive		Value	(Depreciation)
02/10/11	CitiBank Capital	CHF 17,200,000	USD	17,818,110	$18,216,196	$(398,086)
02/10/11	CitiBank Capital	EUR 14,400,000	USD	19,992,240	19,708,133	284,107

Total open foreign currency contracts						$(113,979)

Currency Abbreviations:
CFH— Swiss Franc
EUR — Euro
USD— U.S. Dollar
NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2011 was $11,074,960 and $40,186,437, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$228,758,500
Aggregate unrealized (depreciation) of investment securities	(42,171,627)

Net unrealized appreciation of investment securities	$186,586,873

Cost of investments for tax purposes is $799,149,354.
NOTE 5 — Significant Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which Invesco Global Health Care Fund (the “Fund”) would acquire all of the assets and liabilities of Invesco Health Sciences Fund (the “Target Fund”) in exchange for shares of the Fund. The Agreement requires approval of the Target Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.
Invesco Global Health Care Fund

Invesco International Total Return Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2011

invesco.com/us	ITR-QTR-1 01/11	Invesco Advisers, Inc.

Schedule of Investments January 31, 2011 (Unaudited)

		Principal
		Amount	Value

Non-U.S. Dollar Denominated Bonds & Notes—90.73%(a)
Australia—2.59%
Australian Government-Series 129, Sr. Unsec. Bonds, 5.50%, 12/15/13	AUD	870,000	$879,804

Macquarie Bank Ltd., Unsec. Sub. Medium-Term Euro Notes, 6.00%, 09/21/20	EUR	300,000	389,117

			1,268,921

Austria—8.32%
Austria Government, Sr. Unsec Medium-Term Euro Notes, 4.00%, 09/15/16(b)	EUR	1,050,000	1,515,992

Pfandbriefstelle der Oesterreichischen Landes- Hypothekenbanken-Series 2, Tranche 2, Sr. Unsec. Medium-Term Euro Notes, 1.60%, 02/15/11	JPY	210,000,000	2,558,733

			4,074,725

Canada—10.53%
Canadian Government, Bonds, 3.50%, 06/01/13	CAD	1,400,000	1,453,313

4.50%, 06/01/15	CAD	110,000	119,485

5.00%, 06/01/37	CAD	400,000	479,552

Province of Quebec Canada-Series PO, Unsec. Global Notes, 1.60%, 05/09/13	JPY	250,000,000	3,101,273

			5,153,623

Denmark—0.82%
Denmark Government, Bonds, 5.00%, 11/15/13	DKK	2,000,000	398,747

France—7.92%
BNP Paribas Home Loan S.A., Sr. Sec. Euro Bonds, 2.25%, 10/01/12	EUR	650,000	892,157

Dexia Municipal Agency S.A., Sr. Sec. Medium-Term Euro Notes, 1.80%, 05/09/17	JPY	189,000,000	2,308,171

Lafarge S.A., Sr. Unsec. Medium-Term Euro Notes, 5.38%, 11/29/18	EUR	400,000	528,778

Picard Bondco S.A.-REGS, Sr. Sec. Gtd. Euro Notes, 9.00%, 10/01/18(b)	EUR	100,000	148,515

			3,877,621

Germany—10.37%
Bundesrepublik Deutschland, Euro Bonds, 2.50%, 01/04/21	EUR	860,000	1,112,678

Series 05, Euro Bonds, 4.00%, 01/04/37	EUR	450,000	650,064

Series 07, Euro Bonds, 4.25%, 07/04/17	EUR	310,000	462,431

4.25%, 07/04/39	EUR	360,000	548,129

Series 94, Euro Bonds, 6.25%, 01/04/24	EUR	230,000	407,637

Kreditanstalt fuer Wiederaufbau, Sr. Unsec. Gtd. Global Notes, 2.05%, 02/16/26	JPY	150,000,000	1,895,206

			5,076,145

Ireland—0.89%
Ardagh Packaging Finance PLC- REGS, Sr. Sec. Euro Notes, 7.38%, 10/15/17(b)	EUR	100,000	140,302

Cloverie PLC for Zurich Insurance Co. Ltd., Sec. Variable Rate Medium-Term Euro Notes, 7.50%, 07/24/39(c)	EUR	200,000	297,523

			437,825

Italy—5.67%
Banco Popolare SC, Unsec. Sub. Medium-Term Euro Notes, 6.00%, 11/05/20	EUR	300,000	381,640

Intesa Sanpaolo S.p.A., Jr. Unsec. Sub. Medium-Term Euro Notes, 6.63%, 05/08/18	EUR	400,000	539,235

Italy Buoni Poliennali Del Tesoro, Euro Bonds, 4.25%, 02/01/19	EUR	1,180,000	1,602,581

Societa Iniziative Autostradali e Servizi S.p.A., Sr. Sec. Medium-Term Euro Notes, 4.50%, 10/26/20	EUR	200,000	252,602

			2,776,058

Japan—4.53%
Development Bank of Japan Unsec. Gtd. Global Bonds, 1.70%, 09/20/22	JPY	35,000,000	439,908

Unsec. Gtd. Global Notes, 1.05%, 06/20/23	JPY	45,000,000	522,235

See accompanying notes which are an integral part of this schedule.
Invesco International Total Return Fund

		Principal
		Amount	Value

Japan—(continued)
Japan Finance Organization for Municipalities, Unsec. Gtd. Global Notes, 1.35%, 11/26/13	JPY	100,000,000	$1,252,850

			2,214,993

Luxembourg—0.88%
Glencore Finance Europe S.A.- Series 6, Tranche 1, Sr. Unsec. Gtd. Medium-Term Euro Notes, 5.25%, 10/11/13	EUR	300,000	432,712

Mexico—0.59%
Mexican Bonos-Series M, Bonds, 7.50%, 06/21/12	MXN	3,400,000	290,568

Netherlands—11.49%
Bank Nederlandse Gemeenten, Unsec. Unsub. Medium-Term Euro Notes, 1.85%, 11/07/16	JPY	63,000,000	801,835

F Van Lanschot Bankiers N.V., Sr. Unsec. Medium-Term Euro Notes, 3.50%, 04/02/13	EUR	600,000	815,598

ING Bank N.V., Sec. Mortgage- Backed Medium-Term Euro Notes, 3.00%, 09/30/14	EUR	550,000	756,103

Netherlands Government Euro Bonds, 4.00%, 07/15/19	EUR	1,050,000	1,526,332

4.00%, 01/15/37	EUR	550,000	789,316

OI European Group B.V.-REGS, Sr. Unsec. Gtd. Euro Notes, 6.75%, 09/15/20(b)	EUR	100,000	140,302

Schiphol Nederland B.V., Sr. Unsec. Gtd. Medium-Term Euro Notes, 6.63%, 01/23/14	EUR	300,000	453,216

SNS Bank N.V., Unsec. Sub. Medium-Term Euro Notes, 6.25%, 10/26/20	EUR	300,000	343,449

			5,626,151

South Korea—1.83%
Korea Treasury-Series 0400- 1206, Sr. Unsec. Bonds, 4.00%, 06/10/12	KRW	1,000,000,000	897,468

Spain—2.37%
Spain Government, Sr. Euro Bonds, 4.00%, 04/30/20	EUR	700,000	880,848

Telefonia Emisiones SAU Sr. Unsec. Gtd. Medium-Term Euro Notes, 4.75%, 02/07/17	EUR	100,000	136,999

5.50%, 04/01/16	EUR	100,000	143,328

			1,161,175

Supranational—12.23%
Asian Development Bank-Series 339-00-1, Sr. Unsec. Medium- Term Global Notes, 2.35%, 06/21/27	JPY	130,000,000	1,707,944

European Investment Bank Sr. Unsec. Medium-Term Euro Notes, 2.50%, 02/08/19	CHF	670,000	747,771

4.38%, 04/15/13	EUR	220,000	318,827

Nordic Investment Bank-Series C, Sr. Unsec. Medium-Term Global Notes, 1.70%, 04/27/17	JPY	250,000,000	3,211,201

			5,985,743

United Kingdom—9.70%
Barclays Bank PLC, Unsec. Sub. Medium-Term Euro Notes, 10.00%, 05/21/21	GBP	250,000	482,490

FCE Bank PLC, Sr. Unsec. Medium-Term Euro Notes, 5.13%, 11/16/15	GBP	50,000	78,264

G4S PLC-Series 1, Tranche 1, Sr. Unsec. Medium-Term Euro Notes, 7.75%, 05/13/19	GBP	300,000	541,033

Infinis PLC-REGS, Sr. Sec. Euro Notes, 9.13%, 12/15/14(b)	GBP	100,000	170,939

ISS Financing PLC-REGS, Sr. Sec. Euro Bonds, 11.00%, 06/15/14(b)	EUR	200,000	302,847

Motability Operations Group PLC, Sr. Gtd. Medium-Term Euro Notes, 5.38%, 06/28/22	GBP	250,000	406,418

Royal Bank of Scotland PLC (The), Unsec. Sub. Medium- Term Euro Notes, 6.93%, 04/09/18	EUR	300,000	388,293

United Kingdom Treasury, Bonds, 4.00%, 03/07/22	GBP	660,000	1,067,171

4.75%, 12/07/38	GBP	780,000	1,311,117

			4,748,572

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $42,200,239)			44,421,047

Asset-Backed Securities—1.41%(a)
United Kingdom—1.41%
Permanent Master Issuer PLC-Series 2009-1, Class A3, Floating Rate Pass Through Ctfs., 2.71%, 07/15/42(c) (Cost $739,913)	EUR	500,000	690,898

TOTAL INVESTMENTS—92.14% (Cost $42,940,152)			45,111,945

OTHER ASSETS LESS LIABILITIES—7.86%			3,845,903

NET ASSETS—100.00%			$48,957,848

See accompanying notes which are an integral part of this schedule.
Invesco International Total Return Fund

Investment Abbreviations:

AUD	—Australian Dollar
CAD	—Canadian Dollar
CHF	—Swiss Franc
Ctfs.	—Certificates
DKK	—Danish Krone
EUR	—Euro
GBP	—British Pound
Gtd.	—Guaranteed
JPY	—Japanese Yen
Jr.	—Junior
KRW	—South Korean Won
MXN	—Mexican Peso
REGS	—Regulation S
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured
Unsub.	—Unsubordinated

Notes to Schedule of Investments:
(a)	Foreign denominated security. Principal amount is denominated in currency indicated.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2011 was $2,418,897, which represented 4.94% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2011.
See accompanying notes which are an integral part of this schedule.
Invesco International Total Return Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco International Total Return Fund

A.	Security Valuations — (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks
Invesco International Total Return Fund

E.	Foreign Currency Contracts — (continued)

associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
F.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of January 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco International Total Return Fund

     During the three months ended January 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Corporate Debt Securities	$—	$22,711,548	$—	$22,711,548

Asset-Backed Securities	—	690,898	—	690,898

Foreign Government Debt Securities	—	21,709,499	—	21,709,499

	$—	$45,111,945	$—	$45,111,945

Foreign Currency Contracts*	—	(2,417)	—	(2,417)

Futures*	(48,640)	—	—	(48,640)

Total Investments	$(48,640)	$45,109,528	$—	$45,060,888

*	Unrealized appreciation (depreciation).
NOTE 3 — Derivative Investments
The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.
Value of Derivative Instruments at Period-End
The Table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of January 31, 2011:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Currency risk Foreign Currency Contracts	$921	$(3,338)

Interest rate risk Futures contracts (a)	32,736	(81,376)

Total	$33,657	$(84,714)

(a)	Includes cumulative appreciation (depreciation) of futures contracts.
Effect of Derivative Instruments for the three months ended January 31, 2011
The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on
	Statement of Operations
		Currency Foreign
	Futures *	Contracts *

Realized Gain (Loss) Currency risk	$—	$5,942

Interest rate risk	(176,866)	—

Change in Unrealized Appreciation (Depreciation) Currency risk	$—	$28,858

Interest rate risk	(27,359)	—

Total	$(204,225)	$34,800

*	The average value of futures and foreign currency contracts outstanding during the period was $13,132,386 and $1,614,454, respectively.
Invesco International Total Return Fund

Open Foreign Currency Contracts
							Unrealized
Settlement		Contract to					Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)

05/06/11	State Street CA	EUR	550,000	USD	752,829	$751,908	$921

05/06/11	State Street CA	JPY	60,000,000	EUR	533,522	729,380	(2,122)

05/06/11	State Street CA	JPY	91,000,000	USD	1,108,229	1,109,445	(1,216)

Total open foreign currency contracts							$(2,417)

Currency Abbreviations:
EUR — Euro
JPY — Japanese Yen
USD — U.S. Dollar

Open Futures Contracts
				Unrealized
	Number of	Month/		Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)

Canada 10 Year Bonds	3	March-2011/Long	$363,308	$(3,195)

Japan 10 Year Bonds	12	March-2011/Long	2,046,534	(4,092)

Euro-Schatz	9	March-2011/Long	1,331,398	(434)

Euro-Bobl	20	March-2011/Long	3,198,064	(50,417)

U.S. Treasury 10 Year Notes	13	March-2011/Long	1,570,359	(21,609)

Subtotal			$8,509,663	$(79,747)

Euro-Bonds	11	March-2011/Short	(1,863,128)	16,058

Long Gilt	4	March-2011/Short	(751,522)	15,049

Subtotal			(2,614,650)	$31,107

Total			$5,895,013	$(48,640)

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2011 was $17,003,205 and $19,777,918, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$2,937,510

Aggregate unrealized (depreciation) of investment securities	(765,717)

Net unrealized appreciation of investment securities	$2,171,793

Cost of investments is the same for tax and financial statement purposes.
Invesco International Total Return Fund

Invesco Japan Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2011

invesco.com/us	JAP-QTR-1 01/11	Invesco Advisers, Inc.

Schedule of Investments
January 31, 2011
(Unaudited)

	Shares	Value
Foreign (Japan) Stocks—96.60%

Airlines—1.24%

All Nippon Airways Co., Ltd.	19,000	$69,586

Apparel Retail—0.52%

Fast Retailing Co., Ltd.	200	29,114

Asset Management & Custody Banks—2.75%

SBI Holdings, Inc.	1,160	154,337

Auto Parts & Equipment—5.37%

Aisin Seiki Co., Ltd.	3,000	113,632
Denso Corp.	2,800	102,827
Takata Corp.	2,800	85,604

		302,063

Automobile Manufacturers—7.15%

Honda Motor Co., Ltd.	3,000	126,709
Mazda Motor Corp.	17,000	49,987
Nissan Motor Co., Ltd.	22,300	224,889

		401,585

Broadcasting—1.55%

Nippon Television Network Corp.	550	86,963

Building Products—1.42%

Asahi Glass Co., Ltd.	2,000	24,869
JS Group Corp.	2,500	54,635

		79,504

Commodity Chemicals—1.92%

Denki Kagaku Kogyo Kabushiki Kaisha	11,000	53,486
Kuraray Co., Ltd.	3,900	54,625

		108,111

Computer Hardware—4.37%

Fujitsu Ltd.	12,000	74,571
Toshiba Corp.	29,000	171,083

		245,654

Construction & Engineering—2.18%

JGC Corp.	5,000	122,538

Construction, Farm Machinery & Heavy Trucks—3.43%

Komatsu Ltd. (b)	3,400	100,985
Kubota Corp.	9,000	91,893

		192,878

Consumer Electronics—2.08%

Sony Corp.	3,400	116,911

Consumer Finance—1.89%

Aeon Credit Service Co., Ltd.	7,600	106,393

Department Stores—1.79%

Isetan Mitsukoshi Holdings Ltd.	9,000	100,792

Diversified Banks—5.21%

Mitsubishi UFJ Financial Group, Inc.	25,100	130,019
Sumitomo Mitsui Financial Group, Inc. (b)	4,800	162,976

		292,995

Diversified Metals & Mining—1.70%

Sumitomo Metal Mining Co., Ltd.	3,000	49,650
Toho Titanium Co., Ltd. (b)	1,600	45,788

		95,438

Diversified Real Estate Activities—3.04%

Sumitomo Realty & Development Co., Ltd.	7,000	170,934

Electrical Components & Equipment—2.51%

Nidec Corp.	1,500	141,039

Electronic Equipment & Instruments—3.45%

Hitachi, Ltd.	35,000	193,916

Electronic Equipment Manufacturers—3.36%

FUJIFILM Holdings Corp.	5,200	188,896

Food Retail—1.72%

FamilyMart Co., Ltd.	2,600	96,895

Homebuilding—1.94%

HASEKO Corp. (c)	118,000	108,997

Household Appliances—2.02%

Rinnai Corp.	1,800	113,688

Household Products—2.75%

Unicharm Corp.	4,000	154,595

Industrial Gases—0.76%

Taiyo Nippon Sanso Corp.	5,000	42,695

Industrial Machinery—6.78%

Fanuc Corp.	1,200	188,975
Nabtesco Corp. (b)	5,300	124,556
SMC Corp.	400	67,528

		381,059

Internet Software & Services—1.20%

Gree, Inc.	4,200	67,382
See accompanying notes which are an integral part of this schedule.
Invesco Japan Fund

	Shares	Value
IT Consulting & Other Services—4.31%

NTT Data Corp.	30	$97,257
OBIC Co., Ltd.	390	74,874
Otsuka Corp.	1,100	69,843

		241,974

Marine—1.85%

Mitsui O.S.K. Lines, Ltd.	16,000	104,049

Other Diversified Financial Services—2.26%

ORIX Corp.	1,290	126,988

Pharmaceuticals—1.10%

Otsuka Holdings KK	2,500	62,036

Property & Casualty Insurance—3.02%

Tokio Marine Holdings, Inc.	5,700	169,513

Semiconductor Equipment—1.50%

Tokyo Electron Ltd.	1,300	84,466

Semiconductors—2.18%

Elpida Memory, Inc. (b)(c)	8,500	122,658

Trading Companies & Distributors—6.28%

ITOCHU Corp.	8,300	89,964
Marubeni Corp.	11,000	82,478
Mitsubishi Corp.	6,500	180,491

		352,933

Total Foreign (Japan) Stocks (Cost $4,772,562)		5,429,575

Money Market Funds—6.05%

Liquid Assets Portfolio — Institutional Class (d)	170,060	170,060
Premier Portfolio — Institutional Class (d)	170,060	170,060

Total Money Market Funds (Cost $340,120)		340,120

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—102.65% (Cost $5,112,682)		5,769,695

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds—3.89%

Liquid Assets Portfolio — Institutional Class (Cost $218,725)(d)(e)	218,725	218,725

TOTAL INVESTMENTS—106.54% (Cost $5,331,407)		5,988,420

OTHER ASSETS LESS LIABILITIES—(6.54)%		(367,528)

NET ASSETS—100.00%		$5,620,892

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2011.

(c)	Non-income producing security.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1E.
See accompanying notes which are an integral part of this schedule.
Invesco Japan Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Japan Fund

A.	Security Valuations — (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks — Investing in a single-country mutual fund involves greater risk than investing in a more diversified fund due to lack of exposure to other countries. The political and economic conditions and changes in regulatory, tax or economic policy in a single country could significantly affect the market in that country and in surrounding or related countries.

E.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

F.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes
Invesco Japan Fund

F.	Foreign Currency Translations — (continued)

in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
G.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of January 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Japan Fund

          During the three months ended January 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total
Materials	$—	$246,244	$—	$246,244
Industrials	54,635	1,388,951	—	1,443,586
Consumer Discretionary	29,114	1,230,999	—	1,260,113
Consumer Staples	—	251,490	—	251,490
Information Technology	142,256	1,002,690	—	1,144,946
Financials	—	1,021,160	—	1,021,160
Health Care	62,036	—	—	62,036
Money Market Fund	558,845	—	—	558,845

	$846,886	$5,141,534	$—	$5,988,420

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2011 was $988,073 and $2,755,138, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$742,878
Aggregate unrealized (depreciation) of investment securities	(216,921)

Net unrealized appreciation of investment securities	$525,957

Cost of investments for tax purposes is $5,462,463.
NOTE 4 — Significant Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which Invesco Japan Fund (the “Fund”) would transfer all of its assets and liabilities to Invesco Pacific Growth Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund. The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.
Invesco Japan Fund

Invesco LIBOR Alpha Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2011

invesco.com/us	LAL-QTR-1 01/11	Invesco Advisers, Inc.

Schedule of Investments (a)
January 31, 2011
(Unaudited)

	Principal
	Amount	Value

Bonds & Notes—61.11%
Aerospace & Defense—0.13%
Raytheon Co., Sr. Unsec. Notes, 1.63%, 10/15/15	$65,000	$62,650

Agricultural Products—2.15%
Cargill Inc., Sr. Unsec. Notes, 5.60%, 09/15/12(b)	240,000	257,435

6.38%, 06/01/12(b)	275,000	293,884

Corn Products International Inc., Sr. Unsec. Notes, 3.20%, 11/01/15	500,000	506,024

		1,057,343

Airlines—2.58%
American Airlines Pass Through Trust, Series 2001-2, Class A-1, Sec. Global Pass Through Ctfs., 6.98%, 04/01/11	132,024	133,097

Series 2001-2, Class A-2, Sec. Global Pass Through Ctfs., 7.86%, 10/01/11	375,000	389,531

Series 2011-1, Class B, Sec. Gtd. Pass Through Ctfs., 7.00%, 01/31/18(b)	175,000	176,094

Continental Airlines Inc., Series 2001-1, Class B, Sec. Sub. Pass Through Ctfs., 7.37%, 12/15/15	60,862	61,928

Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.00%, 01/12/19	170,000	170,850

Delta Air Lines, Inc., Series 2001-1, Class A-2, Sr. Sec. Pass Through Ctfs., 7.11%, 09/18/11	270,000	279,787

Series 2002-1, Class C, Sec. Pass Through Ctfs., 7.78%, 01/02/12	4,458	4,493

Series 2009-1, Class A, Sr. Sec. Pass Through Ctfs., 7.75%, 12/17/19	48,810	54,851

		1,270,631

Asset Management & Custody Banks—0.19%
State Street Capital Trust III, Jr. Unsec. Gtd. Sub. Variable Rate Bonds, 8.25%(c)(d)	95,000	95,950

Automotive Retail—0.71%
Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	95,000	99,868

AutoZone, Inc., Sr. Unsec. Global Notes, 6.50%, 01/15/14	150,000	166,434

O’Reilly Automotive Inc., Sr. Unsec. Gtd. Notes, 4.88%, 01/14/21	85,000	84,556

		350,858

Brewers—1.56%
Anheuser-Busch InBev Worldwide Inc. (Belgium), Sr. Unsec. Gtd. Global Notes, 2.88%, 02/15/16	300,000	300,946

Anheuser-Busch InBev Worldwide Inc., Sr. Unsec. Gtd. Global Notes, 3.00%, 10/15/12	450,000	464,694

		765,640

Broadcasting—1.68%
COX Communications Inc., Sr. Unsec. Bonds, 8.38%, 03/01/39(b)	60,000	76,831

Sr. Unsec. Notes, 6.75%, 03/15/11	500,000	503,840

Discovery Communications LLC, Sr. Unsec. Gtd. Global Notes, 6.35%, 06/01/40	230,000	243,982

		824,653

Cable & Satellite—1.72%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 05/15/16	625,000	694,531

Time Warner Cable Inc., Sr. Unsec. Gtd. Notes, 5.88%, 11/15/40	160,000	153,651

		848,182

Casinos & Gaming—0.29%
MGM Resorts International, Sr. Sec. Global Notes, 11.13%, 11/15/17	125,000	145,000

Communications Equipment—1.38%
Hughes Network Systems LLC/HNS Finance Corp., Sr. Unsec. Gtd. Global Notes, 9.50%, 04/15/14	250,000	260,000

Motorola Solutions Inc., Sr. Unsec. Global Notes, 8.00%, 11/01/11	401,000	421,882

		681,882

See accompanying notes which are an integral part of this schedule.
Invesco LIBOR Alpha Fund

	Principal
	Amount	Value

Computer Storage & Peripherals—0.20%
Seagate Technology International, Sr. Sec. Gtd. Notes, 10.00%, 05/01/14(b)	$85,000	$99,365

Construction Materials—0.36%
CRH America Inc., Sr. Unsec. Gtd. Notes, 4.13%, 01/15/16	175,000	175,838

Consumer Finance—0.52%
SLM Corp., Series A, Sr. Unsec. Medium-Term Notes, 5.00%, 10/01/13	250,000	257,802

Department Stores—1.11%
Macy’s Retail Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.35%, 03/15/12	500,000	518,750

Sears Holdings Corp., Sr. Sec. Notes, 6.63%, 10/15/18(b)	30,000	28,838

		547,588

Diversified Banks—8.61%
ABN Amro Bank N.V. (Netherlands), Sr. Unsec. Notes, 3.00%, 01/31/14(b)	250,000	251,124

Bank of Nova Scotia (Canada), Sr. Unsec. Global Notes, 2.38%, 12/17/13	135,000	138,102

3.40%, 01/22/15	250,000	260,005

Barclays Bank PLC (United Kingdom), Sr. Unsec. Global Notes, 6.75%, 05/22/19	140,000	157,611

Unsec. Sub. Global Notes, 5.14%, 10/14/20	110,000	100,947

ING Bank N.V. (Netherlands), Sr. Notes, 2.00%, 10/18/13(b)	500,000	493,559

Lloyds TSB Bank PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.88%, 01/21/16	220,000	220,195

Royal Bank of Scotland PLC (The) (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.88%, 03/16/15	125,000	127,645

Sr. Unsec. Gtd. Medium-Term Notes, 1.50%, 03/30/12(b)	500,000	504,093

Santander U.S. Debt S.A. Unipersonal (Spain), Sr. Gtd. Notes, 2.99%, 10/07/13(b)	500,000	483,812

Societe Generale (France), Sr. Unsec. Notes, 2.50%, 01/15/14(b)	280,000	279,806

U.S. Bancorp., Jr. Unsec. Sub. Notes, 3.44%, 02/01/16	205,000	206,646

Sr. Unsec. Notes, 2.00%, 06/14/13	185,000	188,180

U.S. Bank N.A., Sub. Variable Rate Notes, 3.78%, 04/29/20(d)	250,000	257,439

VTB Bank Via VTB Capital S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 6.55%, 10/13/20(b)	215,000	213,841

Wachovia Corp., Sr. Unsec. Notes, 5.35%, 03/15/11	185,000	185,987

Westpac Banking Corp. (Australia), Sr. Unsec. Global Notes, 2.10%, 08/02/13	165,000	166,823

		4,235,815

Diversified Capital Markets—1.03%
UBS AG (Switzerland), Sr. Unsec. Floating Rate Medium-Term Global Notes, 1.38%, 02/23/12(d)	250,000	252,391

Sr. Unsec. Global Bank Notes, 2.25%, 08/12/13	250,000	252,442

		504,833

Diversified Metals & Mining—0.91%
Freeport-McMoRan Copper & Gold Inc., Sr. Unsec. Notes, 8.38%, 04/01/17	400,000	446,875

Diversified REIT’s—0.79%
Qatari Diar Finance QSC (Mult. Countries), Unsec. Gtd. Unsub. Notes, 3.50%, 07/21/15(b)	265,000	266,395

5.00%, 07/21/20(b)	120,000	121,075

		387,470

Electric Utilities—2.90%
DCP Midstream LLC, Sr. Unsec. Notes, 9.75%, 03/15/19(b)	250,000	325,678

Enel Finance International S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 3.88%, 10/07/14(b)	130,000	132,540

Southern Co., Series A, Sr. Unsec. Notes, 5.30%, 01/15/12	440,000	458,994

Virginia Electric & Power Co., Sr. Unsec. Notes, 5.10%, 11/30/12	475,000	509,770

		1,426,982

Electronic Manufacturing Services—0.08%
Jabil Circuit, Inc., Sr. Unsec. Notes, 5.63%, 12/15/20	40,000	39,700

Environmental & Facilities Services—0.31%
Waste Management, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/14	140,000	152,315

See accompanying notes which are an integral part of this schedule.
Invesco LIBOR Alpha Fund

	Principal
	Amount	Value

Food Retail—0.52%
Wm. Wrigley Jr. Co., Sr. Sec. Gtd. Floating Rate Notes, 1.68%, 06/28/11(b)(d)	$255,000	$255,323

General Merchandise Stores—0.29%
Family Dollar Stores Inc., Sr. Unsec. Notes, 5.00%, 02/01/21	145,000	143,634

Health Care Equipment—0.53%
Boston Scientific Corp., Sr. Unsec. Notes, 6.00%, 01/15/20	100,000	102,881

CareFusion Corp., Sr. Unsec. Global Notes, 4.13%, 08/01/12	150,000	155,907

		258,788

Health Care Facilities—0.01%
Tenet Healthcare Corp., Sr. Unsec. Global Notes, 9.25%, 02/01/15	5,000	5,469

Health Care Services—1.71%
Express Scripts Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 06/15/12	400,000	422,011

7.25%, 06/15/19	30,000	35,652

Laboratory Corp. of America Holdings, Sr. Unsec. Notes, 3.13%, 05/15/16	305,000	304,207

Medco Health Solutions Inc., Sr. Unsec. Notes, 2.75%, 09/15/15	80,000	79,917

		841,787

Home Improvement Retail—0.35%
Lowe’s Cos. Inc., Sr. Unsec. Notes, 3.75%, 04/15/21	180,000	174,005

Hotels, Resorts & Cruise Lines—1.65%
Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 6.88%, 12/01/13	250,000	270,325

Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec. Notes, 7.88%, 10/15/14	245,000	280,660

Wyndham Worldwide Corp., Sr. Unsec. Notes, 7.38%, 03/01/20	240,000	263,100

		814,085

Household Products—0.26%
Kimberly-Clark Corp., Sr. Unsec. Notes, 5.30%, 03/01/41	130,000	129,195

Independent Power Producers & Energy Traders—0.19%
AES Corp. (The), Sr. Unsec. Global Notes, 9.75%, 04/15/16	80,000	92,400

Industrial Conglomerates—1.95%
Hutchison Whampoa International Ltd. (Cayman Islands), Gtd. Notes, 5.75%, 09/11/19(b)	100,000	107,814

Unsec. Gtd. Sub. Variable Rate Notes, 6.00% (b)(c)(d)	280,000	277,550

NBC Universal Media LLC, Sr. Unsec. Notes, 2.10%, 04/01/14(b)	500,000	499,715

5.95%, 04/01/41(b)	75,000	74,078

		959,157

Integrated Oil & Gas—1.48%
ConocoPhillips, Sr. Unsec. Gtd. Global Notes, 4.75%, 02/01/14	65,000	71,125

Lukoil International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 6.13%, 11/09/20(b)	210,000	209,835

Petrobras International Finance Co. (Cayman Islands), Sr. Unsec. Gtd. Global Notes, 3.88%, 01/27/16	440,000	445,489

		726,449

Integrated Telecommunication Services—0.50%
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec. Global Notes, 3.75%, 05/20/11	120,000	121,202

Telemar Norte Leste S.A. (Brazil), Sr. Unsec. Notes, 5.50%, 10/23/20(b)	129,000	127,035

		248,237

Internet Retail—1.29%
Expedia Inc., Sr. Unsec. Gtd. Global Notes, 5.95%, 08/15/20	195,000	197,415

8.50%, 07/01/16	400,000	435,750

		633,165

Investment Banking & Brokerage—1.89%
Goldman Sachs Group Inc. (The), Sr. Global Notes, 3.70%, 08/01/15	65,000	66,153

6.25%, 02/01/41	105,000	106,346

Sr. Unsec. Global Notes, 5.13%, 01/15/15	35,000	37,861

5.25%, 10/15/13	250,000	270,715

Morgan Stanley, Sr. Unsec. Notes, 2.88%, 01/24/14	240,000	240,348

3.45%, 11/02/15	210,000	206,797

		928,220

Life & Health Insurance—2.00%
Metropolitan Life Global Funding I, Sr. Sec. Notes, 2.88%, 09/17/12(b)	400,000	410,245

See accompanying notes which are an integral part of this schedule.
Invesco LIBOR Alpha Fund

	Principal
	Amount	Value

Life & Health Insurance—(continued)
Prudential Financial Inc., Sr. Unsec. Medium-Term Notes, 6.20%, 01/15/15	$190,000	$211,518

Series D, Sr. Unsec. Medium-Term Notes, 2.75%, 01/14/13	355,000	362,551

		984,314

Life Sciences Tools & Services—0.40%
Life Technologies Corp., Sr. Notes, 6.00%, 03/01/20	185,000	198,632

Multi-Line Insurance—0.77%
American International Group Inc., Sr. Unsec. Global Notes, 3.65%, 01/15/14	250,000	256,563

Health Care Service Corp., Sr. Unsec. Notes, 4.70%, 01/15/21(b)	120,000	121,583

		378,146

Multi-Utilities—0.16%
Pacific Gas & Electric Co., Sr. Unsec. Notes, 5.40%, 01/15/40	80,000	78,173

Office Electronics—0.94%
Xerox Corp., Sr. Unsec. Notes, 6.88%, 08/15/11	450,000	464,786

Office REIT’s—0.29%
Digital Realty Trust L.P., Sr. Unsec. Gtd. Global Notes, 5.88%, 02/01/20	140,000	145,413

Office Services & Supplies—0.78%
Steelcase Inc., Sr. Unsec. Notes, 6.38%, 02/15/21	375,000	381,795

Oil & Gas Drilling—0.49%
Transocean Inc. (Cayman Islands), Sr. Unsec. Gtd. Global Notes, 4.95%, 11/15/15	230,000	242,739

Oil & Gas Exploration & Production—0.70%
Empresa Nacional del Petroleo (Chile), Sr. Unsec. Notes, 5.25%, 08/10/20(b)	105,000	103,642

EOG Resources Inc., Sr. Unsec. Notes, 4.10%, 02/01/21	105,000	102,618

Pemex Project Funding Master Trust, Sr. Unsec. Gtd. Global Bonds, 6.63%, 06/15/35	135,000	137,070

		343,330

Oil & Gas Storage & Transportation—1.96%
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes, 5.20%, 09/01/20	160,000	165,955

6.45%, 09/01/40	135,000	141,626

7.63%, 02/15/12	335,000	357,632

Spectra Energy Capital LLC, Sr. Unsec. Gtd. Notes, 5.65%, 03/01/20	155,000	165,410

Williams Partners L.P., Sr. Unsec. Global Notes, 6.30%, 04/15/40	130,000	132,820

		963,443

Other Diversified Financial Services—3.02%
Bank of America Corp., Sr. Unsec. Global Notes, 3.70%, 09/01/15	200,000	200,895

Citigroup Inc., Sr. Unsec. Global Notes, 5.10%, 09/29/11	150,000	154,280

6.01%, 01/15/15	110,000	121,130

ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 5.25%, 10/01/20(b)	65,000	65,777

ERAC USA Finance LLC, Unsec. Gtd. Notes, 5.80%, 10/15/12(b)	426,000	455,676

JPMorgan Chase & Co., Floating Rate Medium-Term Notes, 0.94%, 02/26/13(d)	460,000	461,523

Pemex Finance Ltd. (Mexico), Sr. Unsec. Global Notes, 9.03%, 02/15/11	25,000	25,188

		1,484,469

Packaged Foods & Meats—0.50%
Grupo Bimbo, S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 4.88%, 06/30/20(b)	110,000	110,609

Kraft Foods Inc., Sr. Unsec. Global Notes, 2.63%, 05/08/13	105,000	108,170

4.13%, 02/09/16	25,000	26,291

		245,070

Paper Products—0.61%
International Paper Co., Sr. Unsec. Global Notes, 7.95%, 06/15/18	250,000	300,700

Publishing—0.23%
Reed Elsevier Capital Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 08/01/11	109,000	112,435

Railroads—0.26%
CSX Corp., Sr. Unsec. Notes, 5.50%, 04/15/41	130,000	125,916

See accompanying notes which are an integral part of this schedule.
Invesco LIBOR Alpha Fund

	Principal
	Amount	Value

Regional Banks—0.79%
PNC Funding Corp., Sr. Unsec. Gtd. Global Notes, 3.63%, 02/08/15	$170,000	$176,477

PNC Preferred Funding Trust III, Jr. Sub. Variable Rate Notes, 8.70% (b)(c)(d)	200,000	213,000

		389,477

Sovereign Debt—0.41%
Russian Foreign Bond (Russia), Sr. Unsec. Euro Bonds, 3.63%, 04/29/15(b)	200,000	200,075

Specialized Finance—1.54%
Moody’s Corp., Sr. Unsec. Notes, 5.50%, 09/01/20	245,000	245,901

National Rural Utilities Cooperative Finance Corp., Sr. Sec. Notes, 2.63%, 09/16/12	500,000	513,878

		759,779

Specialized REIT’s—2.06%
Entertainment Properties Trust, Sr. Unsec. Gtd. Notes, 7.75%, 07/15/20(b)	500,000	529,568

HCP Inc., Sr. Unsec. Notes, 2.70%, 02/01/14	480,000	483,502

		1,013,070

Specialty Stores—0.62%
Staples Inc., Sr. Unsec. Gtd. Notes, 7.75%, 04/01/11	300,000	303,584

Steel—0.26%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Bonds, 9.00%, 02/15/15	40,000	48,171

Sr. Unsec. Global Notes, 3.75%, 08/05/15	80,000	81,086

		129,257

Wireless Telecommunication Services—0.49%
Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 4.88%, 08/15/20(b)	245,000	241,019

Total Bonds & Notes (Cost $29,529,926)		30,072,908

Asset-Backed Securities—24.90%

Banc of America Commercial Mortgage Inc., Series 2003-1, Class A2, Pass Through Ctfs., 4.65%, 09/11/36	400,000	418,778

Banc of America Mortgage Securities Inc., Series 2004-D, Class 2A2, Floating Rate Pass Through Ctfs., 2.96%, 05/25/34(d)	441,283	416,599

Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-6, Class 1A3, Variable Rate Pass Through Ctfs., 2.66%, 08/25/33(d)	57,510	58,214

Bear Stearns Commercial Mortgage Securities, Series 2004-PWR6, Class A4, Pass Through Ctfs., 4.52%, 11/11/41	150,000	153,377

Series 2006-PW11, Class AAB, Variable Rate Pass Through Ctfs., 5.45%, 03/11/39(d)	360,000	382,792

Series 2006-T22, Class A2, Variable Rate Pass Through Ctfs., 5.51%, 04/12/38(d)	14,171	14,167

Series 2006-T24, Class A4, Pass Through Ctfs., 5.54%, 10/12/41	500,000	540,836

Capital One Multi-Asset Execution Trust, Series 2006-C1, Class C, Floating Rate Pass Through Ctfs., 0.55%, 03/17/14(d)	260,000	258,949

Chase Issuance Trust, Series 2007-A17, Class A, Pass Through Ctfs., 5.12%, 10/15/14	125,000	134,014

Series 2009-A3, Class A3, Pass Through Ctfs., 2.40%, 06/17/13	100,000	100,703

Countrywide Asset-Backed Ctfs., Series 2007-BC2, Class 2A1, Floating Rate Pass Through Ctfs., 0.35%, 06/25/37(d)	118,943	116,881

Credit Suisse Mortgage Capital Ctfs., Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 2.88%, 09/26/34(b)(d)	136,663	129,372

Series 2010-6R, Class 1A1, Pass Through Ctfs., 5.50%, 02/27/37(b)	229,066	235,938

Discover Card Master Trust, Series 2010-A1, Class A1, Floating Rate Pass Through Ctfs., 0.91%, 09/15/15(d)	200,000	201,538

See accompanying notes which are an integral part of this schedule.
Invesco LIBOR Alpha Fund

	Principal
	Amount	Value

Asset-Backed Securities—(continued)
Fannie Mae REMICS, Series 2003-112, Class FA, Floating Rate Pass Through Ctfs., 0.76%, 01/25/28(d)	$314,220	$314,224

Series 2005-16, Class LC, Pass Through Ctfs., 5.50%, 05/25/28	365,795	371,647

Series 2005-16, Class PB, Pass Through Ctfs., 5.00%, 07/25/27	268,107	270,551

Series 2005-35, Class AC, Pass Through Ctfs., 4.00%, 08/25/18	353,546	363,851

Fannie Mae Whole Loan, Series 2004-W5, Class F1, Floating Rate Pass Through Ctfs., 0.71%, 02/25/47(d)	275,481	275,939

FDIC Structured Sale Gtd. Notes, Series 2010-S1, Class 1A, Floating Rate Pass Through Ctfs., 0.81%, 02/25/48(b)(d)	765,128	765,801

Freddie Mac REMICS, Series 2399, Class XF, Floating Rate Pass Through Ctfs., 1.21%, 01/15/32(d)	167,201	169,460

Series 2470, Class JF, Floating Rate Pass Through Ctfs., 1.26%, 12/15/31(d)	289,566	294,500

Series 2611, Class HA, Pass Through Ctfs., 4.00%, 10/15/21	182,771	186,332

Series 2937, Class JD, Pass Through Ctfs., 5.00%, 03/15/28	144,924	146,459

Series 3339, Class PC, Pass Through Ctfs., 5.00%, 05/15/32	250,000	255,328

GE Capital Commercial Mortgage Corp., Series 2001-1, Class A2, Pass Through Ctfs., 6.53%, 05/15/33	92,871	92,777

GE Capital Credit Card Master Note Trust, Series 2010-3, Class A, Pass Through Ctfs., 2.21%, 06/15/16	500,000	508,859

GS Mortgage Securities Corp. II, Series 2005-GG4, Class A2, Pass Through Ctfs., 4.48%, 07/10/39	263,045	262,869

Series 2005-GG4, Class A4A, Pass Through Ctfs., 4.75%, 07/10/39	125,000	132,157

Series 2007-EOP, Class J, Floating Rate Pass Through Ctfs., 4.93%, 03/06/20(b)(d)	225,000	210,382

Series 2010-C1, Class C, Variable Rate Pass Through Ctfs., 5.64%, 08/10/43(b)(d)	400,000	404,976

Honda Auto Receivables Owner Trust, Series 2009-2, Class A3, Pass Through Ctfs., 2.79%, 01/15/13	89,857	90,806

LB-UBS Commercial Mortgage Trust, Series 2005-C1, Class A3, Pass Through Ctfs., 4.55%, 02/15/30	200,000	203,067

Series 2005-C3, Class A3, Pass Through Ctfs., 4.65%, 07/15/30	370,000	375,442

Series 2005-C3, Class A5, Pass Through Ctfs., 4.74%, 07/15/30	165,000	174,316

Morgan Stanley Capital I, Series 2005-HQ5, Class A3, Pass Through Ctfs., 5.01%, 01/14/42	328,934	334,525

Series 2005-HQ7, Class A4, Variable Rate Pass Through Ctfs., 5.20%, 11/14/42(d)	305,000	326,864

Nissan Auto Lease Trust, Series 2009-B, Class A3, Pass Through Ctfs., 2.07%, 01/15/15	100,000	100,569

PNC Mortgage Acceptance Corp., Series 2001-C1, Class A2, Pass Through Ctfs., 6.36%, 03/12/34	94,022	93,967

RBSCF Trust, Series 2010-RR3, Class MS4A, Variable Rate Pass Through Ctfs., 4.97%, 04/16/40(b)(d)	500,000	530,191

Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 3A1, Variable Rate Pass Through Ctfs., 2.76%, 02/25/34(d)	123,989	117,778

TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A2, Variable Rate Pass Through Ctfs., 5.77%, 08/15/39(d)	65,000	68,010

USAA Auto Owner Trust, Series 2009-1, Class A3, Pass Through Ctfs., 3.02%, 06/17/13	54,142	54,720

Vanderbilt Mortgage Finance, Series 2002-B, Class A4, Pass Through Ctfs., 5.84%, 02/07/26	55,021	56,087

Series 2002-C, Class A4, Pass Through Ctfs., 6.57%, 08/07/24	85,828	89,067

Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4, Variable Rate Pass Through Ctfs., 5.20%, 10/15/44(d)	20,000	21,686

Series 2005-C22, Class A3, Variable Rate Pass Through Ctfs., 5.29%, 12/15/44(d)	400,000	413,540

WaMu Mortgage Trust, Series 2003-AR8, Class A, Floating Rate Pass Through Ctfs., 2.72%, 08/25/33(d)	136,815	139,331

See accompanying notes which are an integral part of this schedule.
Invesco LIBOR Alpha Fund

	Principal
	Amount	Value

Asset-Backed Securities—(continued)
Wells Fargo Mortgage Backed Securities Trust, Series 2004-S, Class A1, Floating Rate Pass Through Ctfs., 2.88%, 09/25/34(d)	$713,240	$731,614

Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.74%, 12/25/34(d)	144,638	141,125

Total Asset-Backed Securities (Cost $11,977,615)	12,250,975
U.S. Treasury Securities—5.82%
U.S. Treasury Bills—0.61%
0.16%, 05/19/11(e)(f)	60,000	59,974

0.18%, 05/19/11(e)(f)	240,000	239,899

		299,873
U.S. Treasury Notes—4.99%
1.25%, 08/31/15	1,350,000	1,319,414

4.75%, 08/15/17	1,000,000	1,134,219

		2,453,633
U.S. Treasury Bonds—0.22%
4.25%, 05/15/39	115,000	109,340

Total U.S. Treasury Securities (Cost $2,844,823)		2,862,846

Municipal Obligations—1.20%
Alameda (County of) Joint Powers Authority (Multiple Capital); Series 2010 A, Taxable Build America Lease RB, 7.05%, 12/01/44	110,000	106,362

Georgia (State of) Municipal Electric Authority; Series 2010 A, Taxable Build America RB, 6.64%, 04/01/57	200,000	194,252

Kentucky (State of) Asset/Liability Commission (General Fund); Series 2010, Taxable Funding RN, 3.17%, 04/01/18	190,000	185,507

New York City (City of) Transitional Finance Authority; Subseries 2011 B-1, Future Tax Secured Build America RB, 5.57%, 11/01/38	110,000	106,549

Total Municipal Obligations (Cost $610,000)		592,670

U.S. Government Sponsored Mortgage-Backed Securities—0.66%
Federal Home Loan Mortgage Corp. (FHLMC)—0.43%
Floating Rate Pass Through Ctfs., 6.56%, 07/01/36(d)	199,619	210,833

Federal National Mortgage Association (FNMA)—0.23%
Floating Rate Pass Through Ctfs., 2.50%, 11/01/32(d)	110,478	115,957

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $313,440)		326,790

	Shares
Money Market Funds—6.54%
Liquid Assets Portfolio — Institutional Class(g)	1,608,039	1,608,039

Premier Portfolio — Institutional Class(g)	1,608,039	1,608,039

Total Money Market Funds (Cost $3,216,078)		3,216,078

TOTAL INVESTMENTS—100.23% (Cost $48,491,882)		49,322,267

OTHER ASSETS LESS LIABILITIES—(0.23)%		(114,995)

NET ASSETS—100.00%		$49,207,272

Investment Abbreviations:

Ctfs.	— Certificates	REIT	— Real Estate Investment Trust	Sr.	— Senior
Gtd.	— Guaranteed	REMICS	— Real Estate Mortgage Investment Conduits	Sub.	— Subordinated
Jr.	— Junior	RN	— Revenue Notes	Unsec.	— Unsecured
RB	— Revenue Bonds	Sec.	— Secured	Unsub.	— Unsubordinated

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2011 was $10,283,574, which represented 20.90% of the Fund’s Net Assets.

(c)	Perpetual bond with no specified maturity date.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2011.

(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 3.

(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(g)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco LIBOR Alpha Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco LIBOR Alpha Fund

A.	Security Valuations — (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
Invesco LIBOR Alpha Fund

E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

G.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Invesco LIBOR Alpha Fund

NOTE 2 — Additional Valuation Information — (continued)
     The following is a summary of the tiered valuation input levels, as of January 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended January 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$3,216,078	$—	$—	$3,216,078

U.S. Treasury Securities	—	2,862,846	—	2,862,846

U.S. Government Sponsored Securities	—	326,790	—	326,790

Corporate Debt Securities	—	29,872,833	—	29,872,833

Asset Backed Securities	—	12,250,975	—	12,250,975

Municipal Obligations	—	592,670	—	592,670

Foreign Government Debt Securities	—	200,075	—	200,075

	$3,216,078	$46,106,189	$—	$49,322,267

Futures*	302,521	—	—	302,521

Total Investments	$3,518,599	$46,106,189	$—	$49,624,788

*	Unrealized appreciation.
NOTE 3 — Derivative Investments
The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.
Value of Derivative Instruments at Period-End
The Table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of January 31, 2011:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Interest rate risk Futures contracts (a)	$318,928	$(16,407)

(a)	Includes cumulative appreciation (depreciation) of futures contracts.
Invesco LIBOR Alpha Fund

Effect of Derivative Instruments for the three months ended January 31, 2011
The table below summarizes the gains on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations
Futures *

Realized Gain Interest rate risk	$129,273

Change in Unrealized Appreciation Interest rate risk	335,606

Total	$464,879

*	The average value of futures outstanding during the period was $25,655,166 respectively.

Open Futures Contracts at Period-End
	Number of	Month/		Unrealized
Contract	Contracts	Commitment	Value	Appreciation

U.S. Treasury 2 Year Notes	58	March 2011/Short	$(12,712,875)	$6,219

U.S. Treasury 5 Year Notes	58	March 2011/Short	(6,868,016)	18,970

U.S. Treasury 10 Year Notes	42	March 2011/Short	(5,073,469)	124,925

U.S. Treasury Long Bonds	16	March 2011/Short	(1,930,000)	78,966

U.S. Treasury Ultra Bonds	13	March 2011/Short	(1,601,031)	73,441

Total			$(28,185,391)	$302,521

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2011 was $10,153,827 and $9,891,299, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$1,054,580

Aggregate unrealized (depreciation) of investment securities	(224,195)

Net unrealized appreciation of investment securities	$830,385

Investments have the same cost for tax and financial statement purposes.
NOTE 5 — Significant Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which Invesco LIBOR Alpha Fund (the “Fund”) would transfer all of its assets and liabilities to the Invesco Short Term Bond Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund. The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.
Invesco LIBOR Alpha Fund

Invesco Pacific Growth Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2011

invesco.com/us	MS-PGRO-QTR-1 01/11	Invesco Advisers, Inc.

Schedule of Investments
January 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—96.43%

Australia—14.47%
Adelaide Brighton Ltd.	116,680	$391,024

AGL Energy Ltd.	32,548	483,365

Ansell Ltd.	27,528	361,534

Australia & New Zealand Banking Group Ltd.	65,737	1,556,733

Bendigo and Adelaide Bank Ltd.	45,572	445,345

BHP Billiton Ltd.	67,299	2,991,317

Caltex Australia Ltd.	29,072	391,141

Coca-Cola Amatil Ltd.	38,045	427,501

Cochlear Ltd.	4,287	330,558

Commonwealth Bank of Australia	31,697	1,663,355

Crown Ltd.	53,279	457,564

CSL Ltd.	1,205	44,768

Fortescue Metals Group Ltd. (a)	84,787	544,213

Iluka Resources Ltd. (a)	45,201	388,288

Incitec Pivot Ltd.	114,639	494,184

Insurance Australia Group Ltd.	137,849	524,454

Macquarie Group Ltd.	8,073	328,557

Monadelphous Group Ltd.	14,916	288,886

National Australia Bank Ltd.	44,509	1,098,578

Newcrest Mining Ltd.	13,036	487,704

Origin Energy Ltd.	38,061	625,536

Qantas Airways Ltd. (a)	58,361	139,373

QBE Insurance Group Ltd.	19,660	343,957

Rio Tinto Ltd.	10,450	890,431

SMS Management & Technology Ltd.	20,689	147,434

Suncorp Group Ltd.	67,783	581,528

Wesfarmers Ltd.	8,282	280,906

Westpac Banking Corp.	60,520	1,392,677

Woodside Petroleum Ltd.	3,515	146,587

Woolworths Ltd.	27,684	737,874

		18,985,372

China—9.93%
Bank of China Ltd. -Class H	3,134,390	1,623,240

China Construction Bank Corp. -Class H	2,250,840	1,971,323

China Mobile Ltd.	128,000	1,257,558

China Petroleum and Chemical Corp. (Sinopec) -Class H	814,000	896,823

China Shenhua Energy Co. Ltd. -Class H	183,500	748,580

CNOOC Ltd.	676,000	1,504,655

Dongfang Electric Corp. Ltd. -Class H	120,800	510,215

GOME Electrical Appliances Holdings Ltd.	1,130,160	427,613

Guangzhou Automobile Group Co. Ltd. -Class H	375,675	480,552

Jiangxi Copper Co. Ltd. -Class H	424,000	1,346,220

Kingboard Chemical Holdings Ltd.	88,500	505,747

Tencent Holdings Ltd.	48,200	1,257,617

Weichai Power Co. Ltd. -Class H	72,000	491,203

		13,021,346

Hong Kong—4.08%
Citic Pacific Ltd.	201,000	538,317

COSCO Pacific Ltd.	308,000	576,744

Hong Kong Exchanges & Clearing Ltd.	55,800	1,288,970

Hutchison Whampoa Ltd.	110,000	1,288,625

Investment Co. of China (b)	100,000	0

Orient Overseas International Ltd.	84,000	844,879

VTech Holdings Ltd.	73,400	817,884

		5,355,419

India—2.84%
Bajaj Auto Ltd.	28,835	784,323

ICICI Bank Ltd.	45,000	1,006,991

Infosys Technologies Ltd.	15,000	1,018,745

Larsen & Toubro Ltd.	14,053	503,785

Oil and Natural Gas Corp. Ltd.	16,000	410,518

		3,724,362

Indonesia—2.66%
Astra International Tbk PT	181,500	980,810

Bank Mandiri Tbk PT	1,776,000	1,167,775

Golden Agri-Resources Ltd.	1,067,000	595,126

Harum Energy Tbk PT (a)	460,500	406,792

Indosat Tbk PT	632,500	340,749

		3,491,252

Japan—42.57%
Amada Co. Ltd.	112,000	973,500

Astellas Pharma Inc.	30,700	1,170,579

Canon Inc.	42,100	2,059,179

Casio Computer Co. Ltd.	59,800	446,225

Dai Nippon Printing Co. Ltd.	46,000	627,410

Daicel Chemical Industries Ltd.	131,000	951,096

Daifuku Co. Ltd.	75,000	543,272

Daiichi Sankyo Co. Ltd.	47,500	1,030,054

Daikin Industries Ltd.	32,600	1,132,782

Denki Kagaku Kogyo Kabushiki Kaisha	184,000	894,675

East Japan Railway Co.	11,800	778,384

FamilyMart Co. Ltd.	20,000	745,348

Fuji Machine Manufacturing Co. Ltd.	14,700	314,447

FUJIFILM Holdings Corp.	37,200	1,351,331

Fujitsu Ltd.	211,000	1,311,200

Furukawa Electric Co. Ltd. (The)	203,000	900,437

Hitachi Capital Corp.	53,100	841,160

Hitachi High-Technologies Corp.	22,800	564,851

Hitachi Ltd.	204,000	1,130,250

House Foods Corp.	21,200	351,188

See accompanying notes which are an integral part of this schedule.
Invesco Pacific Growth Fund

	Shares	Value

Japan—(continued)
Kaneka Corp.	100,000	$698,115

Kurita Water Industries Ltd.	23,600	741,435

Kyocera Corp.	14,100	1,463,267

Kyudenko Corp.	36,000	249,092

Lintec Corp.	30,300	845,725

Maeda Road Construction Co. Ltd.	31,000	268,120

Marubeni Corp.	163,000	1,222,167

Minebea Co. Ltd.	121,000	715,914

Mitsubishi Chemical Holdings Corp.	131,000	911,309

Mitsubishi Corp.	75,700	2,102,029

Mitsubishi Heavy Industries Ltd.	300,000	1,185,896

Mitsui Mining & Smelting Co. Ltd.	228,000	803,291

Mitsumi Electric Co. Ltd.	37,000	609,081

Nagase & Co. Ltd.	31,000	400,823

NEC Corp.	255,000	722,272

Nifco Inc.	25,700	685,983

Nintendo Co. Ltd.	4,800	1,296,918

Nippon Meat Packers Inc.	32,000	422,327

Nippon Sheet Glass Co. Ltd.	175,000	452,999

Nippon Steel Corp.	83,000	282,567

Nippon Telegraph & Telephone Corp.	16,700	775,874

Nissan Motor Co. Ltd.	155,300	1,566,158

Nissha Printing Co. Ltd.	9,300	234,648

Nisshinbo Holdings Inc.	44,000	486,115

Obayashi Corp.	152,000	724,642

Ono Pharmaceutical Co. Ltd.	18,700	908,917

Panasonic Corp.	93,500	1,277,800

Ricoh Co. Ltd.	81,000	1,150,751

Rohm Co. Ltd.	11,600	751,634

Ryosan Co. Ltd.	14,500	394,780

Sanki Engineering Co. Ltd.	32,000	218,297

Sanwa Holdings Corp.	143,000	451,176

Sekisui Chemical Co. Ltd.	114,000	872,914

Sekisui House Ltd.	69,000	670,579

Shin-Etsu Polymer Co. Ltd.	60,400	392,188

Sony Corp.	31,900	1,096,902

Suzuki Motor Corp.	44,100	1,064,202

TDK Corp.	17,600	1,152,289

Teijin Ltd.	183,000	878,768

Toho Co. Ltd.	12,800	211,107

Tokyo Electric Power Co. Inc. (The)	14,000	340,236

Toshiba Corp.	297,000	1,752,131

Toyo Ink Manufacturing Co. Ltd.	99,000	516,318

Toyoda Gosei Co. Ltd.	19,400	451,810

Toyota Motor Corp.	37,800	1,563,235

Tsubakimoto Chain Co.	103,000	580,589

Yamaha Corp.	42,800	524,150

Yamaha Motor Co. Ltd. (a)	36,100	665,499

		55,870,407

Malaysia—1.05%
CIMB Group Holdings Berhad	339,500	932,237

Gamuda Berhad	356,100	443,960

		1,376,197

Singapore—3.42%
Keppel Corp. Ltd.	145,000	1,333,133

Noble Group Ltd.	529,000	907,552

Overseas Union Enterprise Ltd.	360,000	931,447

United Overseas Bank Ltd.	84,959	1,318,049

		4,490,181

South Korea—4.41%
Cheil Industries Inc.	5,455	580,702

Hynix Semiconductor Inc. (a)	13,690	361,156

Hyundai Heavy Industries Co. Ltd.	1,532	667,078

Hyundai Mobis	2,340	539,454

Hyundai Motor Co.	3,846	613,961

KCC Corp.	339	102,703

LG Chem Ltd.	1,541	578,990

S-Oil Corp.	8,536	848,804

Samsung C&T Corp.	8,732	553,752

Samsung Electronics Co. Ltd.	1,077	946,352

		5,792,952

Taiwan—8.94%
Asustek Computer Inc.	87,000	781,137

China Petrochemical Development Corp.	1,472,000	1,662,087

Chinatrust Financial Holding Co. Ltd.	1,099,000	933,992

Chroma ATE Inc.	234,000	722,025

Delta Electronics Inc.	181,000	835,028

Feng Hsin Iron & Steel Co.	328,000	631,008

First Steamship Co. Ltd.	276,000	575,263

Novatek Microelectronics Corp.	251,000	827,377

Taiwan Semiconductor Manufacturing Co. Ltd.	611,143	1,598,304

TXC Corp.	147,510	281,771

Uni-President Enterprises Corp.	382,000	517,765

Unimicron Technology Corp.	530,000	1,097,539

Walton Advanced Engineering Inc.	540,000	345,868

Yuanta Financial Holding Co. Ltd.	1,147,000	924,538

		11,733,702

Thailand—2.06%
Asian Property Development PCL -NVDR	1,480,800	280,436

Home Product Center PCL -NVDR	1,518,400	405,804

Kasikornbank PCL -NVDR	287,800	1,071,447

Thai Oil PCL -NVDR	423,700	951,410

		2,709,097

Total Common Stocks & Other Equity Interests (Cost $110,904,603)		126,550,287

Investment Company—2.94%
iShares MSCI Index Fund (Asia excluding Japan)	62,600	3,853,656

Total Investment Companies (Cost $3,894,064)		3,853,656

Money Market Funds—1.15%
Liquid Assets Portfolio — Institutional Class (c)	757,772	757,772

See accompanying notes which are an integral part of this schedule.
Invesco Pacific Growth Fund

	Shares	Value

Premier Portfolio — Institutional Class (c)	757,772	$757,772

Total Money Market Funds (Cost $1,515,544)		1,515,544

TOTAL INVESTMENTS—100.52% (Cost $116,314,211)		131,919,487

OTHER ASSETS LESS LIABILITIES—(0.52)%		(679,494)

NET ASSETS—100.00%		$131,239,993

Investment Abbreviations:
NVDR — Non-Voting Depositary Receipt
Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2011 represented less than 0.01% of the Fund’s net assets.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Pacific Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Pacific Growth Fund

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes
Invesco Pacific Growth Fund

recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of January 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Pacific Growth Fund

	Level 1*	Level 2*	Level 3	Total

Australia	$764,271	$18,221,101	$—	$18,985,372

China	2,581,994	10,439,352	—	13,021,346

Hong Kong	—	5,355,419	—	5,355,419

India	—	—	3,724,362	3,724,362

Indonesia	2,489,334	1,001,918	—	3,491,252

Japan	4,127,537	51,742,870	—	55,870,407

Malaysia	—	1,376,197	—	1,376,197

Singapore	931,447	3,558,734	—	4,490,181

South Korea	2,002,219	3,790,733	—	5,792,952

Taiwan	345,868	11,387,834	—	11,733,702

Thailand	1,351,884	1,357,213	—	2,709,097

United States	5,369,200	—	—	5,369,200

	$19,963,754	$108,231,371	$3,724,362	$131,919,487

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2011 was $32,497,133 and $39,403,955, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$17,505,242

Aggregate unrealized (depreciation) of investment securities	(5,691,658)

Net unrealized appreciation of investment securities	$11,813,584

Cost of investments for tax purposes is $120,105,903.
Invesco Pacific Growth Fund

Invesco Small Companies Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2011

invesco.com/us	SCO-QTR-1 01/11	Invesco Advisers, Inc.

Schedule of Investments (a)
January 31, 2011
(Unaudited)

	Shares		Value

Common Stocks & Other Equity Interests—84.51%
Advertising—2.59%
Arbitron Inc.		332,156	$13,847,584

Aluminum—0.07%
Cymat Technologies Ltd. (Canada) (b)		2,497,500	386,610

Apparel Retail—0.99%
Collective Brands, Inc. (b)		259,600	5,285,456

Apparel, Accessories & Luxury Goods—0.42%
Hampshire Group, Ltd. (b) (c)		592,824	2,252,731

Automotive Retail—1.81%
Lithia Motors, Inc. — Class A (c)		714,364	9,643,914

Biotechnology—4.24%
Talecris Biotherapeutics Holdings Corp. (b)		925,400	22,672,300

Commodity Chemicals—3.69%
Chemtrade Logistics Income Fund (Canada) (c)		1,324,968	19,689,927

Computer Storage & Peripherals—4.52%
Synaptics Inc. (b)		848,500	24,148,310

Data Processing & Outsourced Services—4.97%
Alliance Data Systems Corp. (b)		375,500	26,562,870

Electric Utilities—3.89%
Generac Holdings, Inc. (b)		1,394,958	20,784,874

Electronic Manufacturing Services—5.73%
Smart Modular Technologies (WWH), Inc. (b) (c)		4,525,647	30,593,374

Health Care Equipment—7.04%
Kinetic Concepts, Inc. (b)		815,800	37,632,854

Health Care Supplies—7.25%
Alere, Inc. (b)		718,300	28,135,811

Cooper Cos., Inc. (The)		184,124	10,557,670

			38,693,481

Home Furnishings—2.88%
Tempur-Pedic International Inc. (b)		352,775	15,395,101

Internet Retail—2.70%
Nutrisystem, Inc. (c)		760,200	14,413,392

Leisure Products—2.93%
MEGA Brands Inc. (Canada) (b) (c)		18,353,765	12,281,057

MEGA Brands Inc. — Wts. Expiring 03/30/15 (Canada) (b)		12,488,000	3,367,383

			15,648,440

Life Sciences Tools & Services—1.92%
Charles River Laboratories International, Inc. (b)		267,600	$10,262,460

Oil & Gas Exploration & Production—0.00%
Brompton Corp. (Canada) (b)		69,374	0

Publishing—4.42%
John Wiley & Sons, Inc. — Class A		513,558	23,597,990

Real Estate Services—5.10%
FirstService Corp. (Canada) (b)		957,900	27,255,139

Semiconductors—9.21%
Advanced Analogic Technologies, Inc. (b) (c)		2,454,000	9,766,920

International Rectifier Corp. (b)		1,231,321	39,439,212

			49,206,132

Technology Distributors—4.93%
Brightpoint, Inc. (b)		2,903,845	26,352,393

Thrifts & Mortgage Finance—1.38%
Northwest Bancshares, Inc.		631,145	7,393,864

Trucking—1.83%
Con-way Inc.		288,162	9,803,271

Total Common Stocks & Other Equity Interests (Cost $415,596,513)			451,522,467

	Principal

	Amount

Non-U.S. Dollar Denominated Bonds & Notes—1.26%
Leisure Products—1.26%
MEGA Brands Inc., Class A, Sr. Sec. Gtd. Deb., 10.00%, 03/30/15 (Canada)

(Cost $6,082,213)	CAD	6,244,000	6,757,837

	Shares

Preferred Stock—0.35%
Real Estate Services—0.35%
FirstService Corp., Series 1, 7.00% Pfd. (Canada) (Cost $1,880,000) (b)		75,200	1,861,952

Money Market Funds—14.41%
Liquid Assets Portfolio — Institutional Class (d)		38,494,483	38,494,483

Premier Portfolio — Institutional Class (d)		38,494,483	38,494,483

Total Money Market Funds (Cost $76,988,966)			76,988,966

TOTAL INVESTMENTS—100.53% (Cost $500,547,692)			537,131,222

OTHER ASSETS LESS LIABILITIES—(0.53)%			(2,850,267)

NET ASSETS—100.00%			$534,280,955

See accompanying notes which are an integral part of this schedule.
Invesco Small Companies Fund

Investment Abbreviations:

CAD	—	Canadian Dollar	Sec.	—	Secured
Deb.	—	Debenture	Sr.	—	Senior
Gtd.	—	Guaranteed	Wts.	—	Warrants
Pfd.	—	Preferred
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of January 31, 2011 was $98,641,315, which represented 18.46% of the Fund’s Net Assets. See Note 3.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Small Companies Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco Small Companies Fund

A.	Security Valuations — (continued)
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
Invesco Small Companies Fund

E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	— Prices are determined using quoted prices in an active market for identical assets.

Level 2	— Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	— Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of January 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended January 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$530,373,385	$—	$0	$530,373,385

Corporate Debt Securities	—	6,757,837	—	6,757,837

Total Investments	$530,373,385	$6,757,837	$0	$537,131,222

Invesco Small Companies Fund

NOTE 3 — Investments in Other Affiliates
The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the investments in affiliates for the three months ended January 31, 2011.

				Change in
				Unrealized	Realized
	Value	Purchases	Proceeds	Appreciation	Gain	Value
	10/31/10	at Cost	from Sales	(Depreciation)	(Loss)	01/31/11	Dividend Income

Advanced Analogic Technologies, Inc.	$9,227,040	$—	$—	$539,880	$—	$9,766,920	$—

Chemtrade Logistics Income Fund	20,502,092	—	(3,957,671)	1,640,506	1,505,000	19,689,927	343,286

Hampshire Group, Ltd.	2,371,296	—	—	(118,565)	—	2,252,731	—

Lithia Motors, Inc.	10,183,478	—	(2,811,290)	2,972,229	(700,503)	9,643,914	38,985

MEGA Brands Inc.	9,945,339	553,916	—	1,781,802	—	12,281,057	—

Nutrisystem, Inc.	14,535,024	—	—	(121,632)	—	14,413,392	133,035

Smart Modular Technologies (WWH), Inc.	33,444,531	—	—	(2,851,157)	—	30,593,374	—

Total	$100,208,800	$553,916	$(6,768,961)	$3,843,063	$804,497	$98,641,315	$515,306

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2011 was $10,893,551 and $34,767,019, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$94,557,992

Aggregate unrealized (depreciation) of investment securities	(61,932,770)

Net unrealized appreciation of investment securities	$32,625,222

Cost of investments for tax purposes is $504,506,000.
Invesco Small Companies Fund

Invesco Van Kampen Global Tactical Asset
Allocation Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2011

invesco.com/us	VK-GTAA-QTR-1 01/11	Invesco Advisers, Inc.

Schedule of Investments (a)
January 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—62.66%
Australia—1.27%
Australia and New Zealand Banking Group Ltd.	2,976	$70,475

BHP Billiton Ltd.	2,181	96,942

Rio Tinto Ltd.	1,197	101,995

		269,412

Bermuda—0.54%
Arch Capital Group Ltd. (a)	1,300	114,725

Canada—3.60%
Atco Ltd. -Class I	1,100	64,376

BCE, Inc.	7,300	265,156

Canadian Imperial Bank of Commerce	600	45,703

George Weston Ltd.	3,600	254,873

Rogers Communications, Inc. -Class B	3,800	132,713

		762,821

Denmark—1.68%
Carlsberg A/S -Class B	220	21,915

Coloplast A/S -Class B	394	57,225

Novo Nordisk A/S -Class B	2,456	277,307

		356,447

Finland—1.50%
Fortum Oyj	5,089	156,731

Stora Enso Oyj -Class R	12,166	145,075

UPM-Kymmene Oyj	780	16,089

		317,895

France—0.82%
Sanofi-Aventis S.A.	2,150	146,778

Total S.A.	456	26,662

		173,440

Germany—1.19%
Deutsche Lufthansa AG (a)	6,162	129,428

Hannover Rueckversicherung AG	2,201	123,085

		252,513

Greece—0.43%
Public Power Corp. S.A.	5,514	90,193

Hong Kong—1.67%
Cheung Kong (Holdings) Ltd.	7,000	115,835

CLP Holdings Ltd.	10,000	81,258

SJM Holdings Ltd.	22,000	36,851

Swire Pacific Ltd. — Class A	7,500	118,462

		352,406

Italy—1.92%
Enel S.p.A.	3,401	19,215

Eni S.p.A.	7,261	$171,942

Mediaset S.p.A.	8,544	55,558

Mediobanca S.p.A. (warrants, expiring 03/18/11) (a)	475	1

Terna — Rete Elettrica Nazionale S.p.A.	36,597	159,800

		406,516

Japan—7.80%
Brother Industries Ltd.	7,200	109,868

Canon, Inc.	5,700	278,796

Daito Trust Construction Co., Ltd.	1,700	119,077

Honda Motor Co., Ltd.	2,800	118,262

Hoya Corp.	1,800	42,315

Makita Corp.	1,800	77,779

Mizuho Financial Group, Inc.	77,600	149,074

Sekisui Chemical Co. Ltd.	6,000	45,943

Seven & I Holdings Co., Ltd.	1,000	25,833

Sumitomo Corp.	14,800	212,356

Sumitomo Mitsui Financial Group, Inc.	2,500	84,883

Takeda Pharmaceutical Co., Ltd.	3,000	144,229

Tokio Marine Holdings, Inc.	6,100	181,409

Yamada Denki Co., Ltd.	900	60,968

		1,650,792

Netherlands—0.18%
STMicroelectronics N.V.	3,103	37,543

New Zealand—0.73%
Telecom Corp. of New Zealand Ltd.	87,429	154,166

Norway—0.23%
Statoil ASA	2,046	49,643

Singapore—0.37%
United Overseas Bank Ltd.	5,000	77,570

Spain—0.70%
Banco Santander S.A.	12,089	148,100

Sweden—2.90%
Alfa Laval A.B.	4,829	103,058

Nordea Bank A.B.	10,740	130,342

SKF A.B. -Class B	4,550	130,410

Svenska Handelsbanken A.B. -Class A	7,320	249,265

		613,075

Switzerland—1.16%
Allied World Assurance Co. Holdings Ltd.	1,914	115,471

Banque Cantonale Vaudoise	39	21,807

Novartis AG	1,959	109,202

		246,480

United Kingdom—5.60%
AstraZeneca PLC	3,956	191,974

BHP Billiton PLC	7,169	274,723

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Global Tactical Asset Allocation Fund

	Shares	Value

United Kingdom — (continued)
British American Tobacco PLC	1,803	$66,549

BT Group PLC	73,127	206,132

HSBC Holdings PLC	566	6,169

Mondi PLC	4,405	36,092

Next PLC	4,168	131,949

Petrofac Ltd.	10,803	271,257

		1,184,845

United States 28.37%
American Express Co.	3,000	130,140

Amgen, Inc. (a)	2,400	132,192

Apple, Inc. (a)	200	67,864

Capital One Financial Corp.	1,300	62,608

Cardinal Health, Inc.	3,000	124,530

Chevron Corp.	3,800	360,734

Citigroup, Inc. (a)	13,100	63,142

Coca-Cola Enterprises, Inc.	1,700	42,772

ConocoPhillips	4,100	292,986

Domtar Corp.	2,900	254,997

Exxon Mobil Corp.	4,800	387,264

Ford Motor Co. (a)	5,900	94,105

Forest Laboratories, Inc. (a)	1,200	38,712

Franklin Resources, Inc.	900	108,585

Gannett Co., Inc.	7,500	110,550

Gap, Inc. (The)	5,500	105,985

Goldman Sachs Group, Inc. (The)	600	98,172

Humana, Inc. (a)	1,200	69,564

IAC/InterActiveCorp (a)	8,800	248,952

InterDigital, Inc.	1,100	52,965

International Business Machines Corp.	2,200	356,400

Johnson & Johnson	2,200	131,494

JPMorgan Chase & Co.	4,900	220,206

KBR, Inc.	1,800	57,780

Lexmark International, Inc. -Class A (a)	700	24,388

Limited Brands, Inc.	8,600	251,464

M&T Bank Corp.	1,200	103,764

Macy’s, Inc.	1,400	32,410

McDonald’s Corp.	1,000	73,670

Microsoft Corp.	12,400	343,790

Northrop Grumman Corp.	2,000	138,600

Oil States International, Inc. (a)	800	54,208

Oshkosh Corp. (a)	4,500	170,595

Peabody Energy Corp.	900	57,078

Philip Morris International, Inc.	5,400	309,096

PPG Industries, Inc.	500	42,140

Procter & Gamble Co. (The)	1,500	94,695

Prudential Financial, Inc.	400	24,604

R. R. Donnelley & Sons Co.	5,700	101,004

Sprint Nextel Corp. (a)	4,900	22,148

Sunoco, Inc.	400	16,980

Time Warner, Inc.	1,200	37,740

Travelers Cos., Inc. (The)	500	28,130

TRW Automotive Holdings Corp. (a)	2,800	167,048

Tyson Foods, Inc. -Class A	1,200	19,740

UnitedHealth Group, Inc.	4,300	176,515

Valero Energy Corp.	900	22,824

Vishay Intertechnology, Inc. (a)	4,800	79,200

		6,004,530

Total Common Stocks & Other Equity Interests (Cost $11,183,205)		13,263,112

Investment Companies 6.24%
iShares Barclays 3-7 Year Treasury Bond-Series D	1,180	136,101

iShares MSCI EAFE Index Fund	7,350	436,884

S&P 500 ETF Trust	3,310	425,898

SPDR Barclays Capital International Treasury Bond ETF	5,450	321,223

Total Investment Companies (Cost $1,242,025)		1,320,106

Money Market Funds 15.16%
Liquid Assets Portfolio Institutional Class (b)	1,603,825	1,603,825

Premier Portfolio-Institutional Class (b)	1,603,825	1,603,825

Total Money Market Funds (Cost $3,207,650)		3,207,650

U.S. Treasury Securities 14.17%
U.S. Treasury Bills 14.17% (Cost $2,999,675)

0.17%, 02/24/11	3,000,000	2,999,675

TOTAL INVESTMENTS-98.23% (Cost $18,632,555)		20,790,543

OTHER ASSETS LESS LIABILITIES-1.77%		375,145

NET ASSETS-100.00%		$21,165,688
Investment Abbreviations:

ETF	— Exchange-Traded Fund
SPDR	— Standard & Poor’s Depositary Receipt
Notes to Schedule of Investments:
(a) Non-income producing security. (b) The money market fund and the Fund are affiliated by having the same investment adviser.
Invesco Van Kampen Global Tactical Asset Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quote provided by the pricing service are valued based on a model which may include end of day net present values, spreads,ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco Van Kampen Global Tactical Asset Allocation Fund

     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes
Invesco Van Kampen Global Tactical Asset Allocation Fund

in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
G. Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.
     Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
     A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement.
     Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund’s
Invesco Van Kampen Global Tactical Asset Allocation Fund

maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.
H.	Other Risks— Other Risks -The Fund may invest in affiliated mutual funds advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) or unaffiliated exchange-traded funds (“underlying funds”). Each of the underlying funds in which the Fund invests has its own investment risks and those risks can affect the value of the underlying funds’ shares and therefore the value of the Fund’s investments. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are available upon request.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	— Prices are determined using quoted prices in an active market for identical assets.

Level 2	— Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	— Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of January 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended January 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Investments in an Asset Position Equity Securities Australia	$—	$269,412	$—	$269,412

Bermuda	114,725	—	—	114,725

Canada	762,821	—	—	762,821

Denmark	79,140	277,307	—	356,447

Finland	156,731	161,164	—	317,895

France	173,440	—	—	173,440

Germany	252,513	—	—	252,513

Greece	90,193	—	—	90,193

Hong Kong	36,851	315,555	—	352,406

Italy	350,958	55,558	—	406,516

Japan	119,077	1,531,715	—	1,650,792

Netherlands	37,543			37,543

New Zealand	—	154,166	—	154,166

Invesco Van Kampen Global Tactical Asset Allocation Fund

	Level 1	Level 2	Level 3	Total

Norway	$49,643	$—	$—	49,643

Singapore	—	77,570	—	77,570

Spain	148,100	—	—	148,100

Sweden	379,607	233,468	—	613,075

Switzerland	137,278	109,202	—	246,480

United Kingdom	396,641	788,204	—	1,184,845

United States	10,532,286	—	—	10,532,286

United States Treasury Securities	—	2,999,675	—	2,999,675

Foreign Currency Contracts	—	9,836	—	9,836

Futures Contracts	31,249	—	—	31,249

Total Investments in an Asset Position	$13,848,796	$6,982,832	$—	$20,831,628

Investments in a Liability Position

Foreign Currency Contracts	—	(16,891)	—	(16,891)

Futures Contracts	(106,247)	—	—	(106,247)

Swap Agreements	—	(6,458)	—	(6,458)

Total Investments in a Liability Position	$(106,247)	$(23,349)	$—	$(129,596)

NOTE 3 — Derivative Investments
The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.
Value of Derivative Instruments at Period-End
The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of January 31, 2011:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Currency risk Foreign currency contracts	$9,836	$(16,891)

Equity risk Futures contracts	30,595	(34,091)

Interest rate risk Futures contracts	654	(72,156)

Swap agreements	-0-	(6,458)

Effect of Derivative Instruments for the three months ended January 31, 2011
The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:
Invesco Van Kampen Global Tactical Asset Allocation Fund

Location of Gain (Loss) on Statement of Operations

	Futures		Foreign Currency
	Contracts*	Swap Agreements *	Contracts *

Realized Gain (Loss)
Currency risk	$-0-	$-0-	$(18,937)

Equity risk	91,379	-0-	-0-

Interest rate risk	(119,553)	(125,290)	-0-

Change in Unrealized Appreciation (Depreciation)
Currency risk	$-0-	$-0-	$10,163

Equity risk	(46,094)	-0-	-0-

Interest rate risk	(57,833)	(55,606)	-0-

Total	$(132,101)	$(180,896)	$(8,774)

*	The average value of foreign currency contracts, futures and swap agreements outstanding during the period was $36,966,667, $10,186,294 and $5,860,894 respectively.

Open Futures Contracts
				Unrealized
	Number of	Month/		Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)

Amsterdam Index	2	Feb 2011/Long	$196,970	$(1,531)

ASX SPI 200 Index	2	March 2011/Long	235,520	(2,483)

CAC 40 Index	3	Feb 2011/Long	164,502	80

Canada 10 Year Bond	20	March 2011/Long	2,422,051	(24,514)

DAX Index	1	March 2011/Long	242,825	1,867

FTSE 100 Index	2	March 2011/Long	186,808	(4,037)

FTSE JSE Top 40 Index	4	March 2011/Long	156,947	(1,132)

FTSE MIB Index	1	March 2011/Long	151,081	10,842

German Euro Bond	3	March 2011/Long	508,126	(8,586)

JGB Mini 10 Year	9	March 2011/Long	1,534,901	(8,144)

MSCI Taiwan Index	7	Feb 2011/Long	228,340	4,667

OMX 30 Index	11	Feb 2011/Long	195,643	(4,869)

Russell 2000 Muni Index	5	March 2011/Long	390,100	8,340

S&P TSE 60 Index	1	March 2011/Long	155,338	4,645

SGX CNX Nifty Index	21	Feb 2011/Long	232,029	(7,765)

SGX MSCI Singapore Index	4	Feb 2011/Long	235,129	(325)

Topix Index	1	March 2011/Long	110,732	154

U.S. Treasury 10 Year Notes	1	March 2011/Long	120,797	654

UK Long Gilt Bond	11	March 2011/Long	2,066,686	(30,912)

Subtotal			$9,534,525	$(63,049)

IBEX 35 Index	1	Feb 2011/Short	(147,721)	(3,130)

S&P 500 E-Muni Index	3	March 2011/Short	(192,360)	(8,819)

Subtotal			$(340,081)	$(11,949)

Total			$9,194,444	$(74,998)

Invesco Van Kampen Global Tactical Asset Allocation Fund

Open Foreign Currency Contracts
Settlement		Contract to			Unrealized
Date	Counterparty	Deliver	Receive	Value	Appreciation

3/9/2011	Goldman Sachs	INR	USD	$(194,531)	$3,489

3/9/2011	Goldman Sachs	INR	USD	(259,375)	6,347

				$(453,906)	$9,836

					Unrealized
Settlement		Contract to			Appreciation
Date	Counterparty	Deliver	Receive	Value	(Depreciation)

3/9/2011	Goldman Sachs	USD	INR	$194,531	$(3,576)

3/9/2011	Goldman Sachs	USD	TWD	145,326	(305)

3/9/2011	Goldman Sachs	TWD	USD	(190,308)	(6,975)

3/9/2011	Goldman Sachs	TWD	USD	(173,007)	(6,035)

				$(23,458)	$(16,891)

Total open foreign currency contracts				$(477,364)	$(7,055)

Currency Abbreviations:
INR— Indian Rupee
TWD — New Taiwan Dollar
USD — U.S. Dollar
Open Swap Agreements

			Notional		Value Unrealized
		Expiration	Amount		Appreciation
Reference Entity	Counterparty	Date	(000)		(Depreciation)

J.P. Morgan Global Government Bond Index	J.P. Morgan Chase Bank, N.A.	June 2011		5,969	$(6,458)

Total Swap Agreements					$(6,458)

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2011 was $3,838,054 and $4,952,626, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Invesco Van Kampen Global Tactical Asset Allocation Fund

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$2,195,283

Aggregate unrealized (depreciation) of investment securities	(60,422)

Net unrealized appreciation of investment securities	$2,134,861

Cost of investments for tax purposes is $18,655,682.
Invesco Van Kampen Global Tactical Asset Allocation Fund

Item 2. Controls and Procedures.
(a)	As of March 21, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of March 21, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Investment Funds (Invesco Investment Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	April 1, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	April 1, 2011

By:	/s/ Sheri Morris

Sheri Morris
Principal Financial Officer

Date:	April 1, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.